UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-05498)

Exact name of registrant as specified in charter:	Putnam Master Intermediate Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2011

Date of reporting period: December 31, 2010

Item 1. Schedule of Investments:

Putnam Master Intermediate Income Trust
The fund's portfolio
12/31/10 (Unaudited)

MORTGAGE-BACKED SECURITIES (33.4%)(a)
		Principal amount	Value

Adjustable Rate Mortgage Trust FRB Ser. 07-1,
Class 2A1, 5.698s, 2037		$648,590	$410,639
Banc of America Alternative Loan Trust Ser. 06-7,
Class A2, 5.707s, 2036		3,732,214	3,016,749
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		163,000	124,043
Ser. 01-1, Class K, 6 1/8s, 2036		367,000	268,915
Ser. 07-5, Class XW, IO, 0.431s, 2051		110,796,064	1,993,709
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.644s, 2036		2,379,718	1,582,512
Barclays Capital, LLC Trust FRB Ser. 07-AA1,
Class 2A1, 0.441s, 2037		817,110	506,097
Bayview Commercial Asset Trust 144A Ser. 07-5A, IO,
3.047s, 2037		856,479	95,497
Bear Stearns Alt-A Trust
FRB Ser. 06-5, Class 2A2, 6.046s, 2036		2,294,595	1,514,432
Ser. 06-4, Class 22A1, 5.65s, 2036		760,674	388,248
FRB Ser. 07-1, Class 21A1, 5.331s, 2047		1,250,340	837,728
FRB Ser. 05-10, Class 25A1, 2.824s, 2036		1,117,361	709,524
Bear Stearns Alt-A Trust 144A FRB Ser. 06-7,
Class 1AE4, 5.798s, 2046		2,685,689	1,812,840
Bear Stearns Alt-A Trust II FRB Ser. 07-1, Class 1A1,
5.509s, 2047		3,504,044	2,225,068
Bear Stearns Asset Backed Securities Trust
FRB Ser. 07-AC4, Class A1, 0.561s, 2037		1,420,041	717,121
FRB Ser. 06-IM1, Class A1, 0.491s, 2036		576,937	302,892
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 07-PW18, Class X1, IO, 0.114s, 2050		61,282,100	388,639
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 5.638s, 2036		1,214,489	705,029
FRB Ser. 05-10, Class 1A5A, 5.605s, 2035		457,674	308,930
FRB Ser. 07-AR5, Class 1A1A, 5.464s, 2037		624,931	379,763
FRB Ser. 06-AR7, Class 2A2A, 5.351s, 2036		854,459	487,042
FRB Ser. 05-10, Class 1A4A, 4.095s, 2035		1,148,776	740,960
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD5, Class XS, IO, 0.131s, 2044		36,059,509	213,716
Cornerstone Titan PLC 144A
FRB Ser. 05-CT2A, Class E, 1.787s, 2014 (United
Kingdom)	GBP	226,682	265,141
FRB Ser. 05-CT1A, Class D, 1.787s, 2014 (United
Kingdom)	GBP	444,023	484,734
Countrywide Alternative Loan Trust
Ser. 07-16CB, Class 3A1, 6 3/4s, 2037		$917,895	580,477
Ser. 07-16CB, Class 4A7, 6s, 2037		314,672	242,298
Ser. 06-45T1, Class 2A2, 6s, 2037		1,532,411	1,112,080
Ser. 06-45T1, Class 2A5, 6s, 2037		492,855	374,570
Ser. 06-J8, Class A4, 6s, 2037		1,901,323	1,083,754
Ser. 06-40T1, Class 1A11, 6s, 2037		706,431	536,550
Ser. 06-41CB, Class 1A7, 6s, 2037		521,565	380,743
Ser. 05-80CB, Class 2A1, 6s, 2036		1,586,513	1,253,345
FRB Ser. 07-HY4, Class 4A1, 5.603s, 2047		1,044,665	716,867
FRB Ser. 07-HY4, Class 3A1, 5.585s, 2047		776,732	569,655
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047		1,134,572	1,114,362
Ser. 07-8CB, Class A1, 5 1/2s, 2037		735,065	554,285
FRB Ser. 06-18CB, Class A7, 0.611s, 2036		636,287	369,046
FRB Ser. 06-24CB, Class A13, 0.611s, 2036		633,657	409,699
FRB Ser. 06-OC10, Class 2A2A, 0.441s, 2036		1,881,918	1,018,413
Countrywide Asset Backed Certificates FRB Ser. 06-IM1,
Class A2, 0.501s, 2036		4,002,293	2,007,710
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.497s, 2035		37,469	28,851
FRB Ser. 05-HYB4, Class 2A1, 2.908s, 2035		476,152	345,210
Countrywide Home Loans 144A
Ser. 06-R1, Class AS, IO, 5.63s, 2036		1,218,986	134,850
Ser. 05-R3, Class AS, IO, 5.511s, 2035		433,171	56,854
Ser. 06-R2, Class AS, IO, 5 1/2s, 2036		1,796,160	217,784
Ser. 05-R2, Class 1AS, IO, 5.306s, 2035		673,346	74,737
FRB Ser. 05-R3, Class AF, 0.661s, 2035		116,790	99,856
Credit Suisse Mortgage Capital Certificates Ser. 07-1,
Class 1A4, 6.131s, 2037		599,114	392,420
CS First Boston Mortgage Securities Corp. 144A
Ser. 02-CP5, Class M, 5 1/4s, 2035		354,000	55,369
FRB Ser. 05-TFLA, Class L, 2.11s, 2020		699,000	608,130
Deutsche Alternative Securities, Inc. FRB Ser. 06-AR3,
Class A1, 0.451s, 2036		1,195,920	630,100
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031		286,492	285,776
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 1.59s, 2014 (United Kingdom)	GBP	257,721	54,260
Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.559s, 2032		$324,358	499,482
IFB Ser. 3211, Class SI, IO, 26.571s, 2036		243,143	153,691
IFB Ser. 3408, Class EK, 24.746s, 2037		238,526	336,405
IFB Ser. 3077, Class ST, IO, 23.612s, 2035		310,423	183,149
IFB Ser. 2979, Class AS, 23.319s, 2034		137,438	183,106
IFB Ser. 3072, Class SM, 22.842s, 2035		292,805	397,343
IFB Ser. 3072, Class SB, 22.696s, 2035		262,304	354,222
IFB Ser. 3249, Class PS, 21.416s, 2036		244,457	332,489
IFB Ser. 3105, Class SI, IO, 18.947s, 2036		191,029	91,325
IFB Ser. 3031, Class BS, 16.074s, 2035		433,601	538,889

IFB Ser. T-56, Class 2ASI, IO, 7.839s, 2043	554,719	115,798
IFB Ser. 2684, Class SP, IO, 7.24s, 2033	1,215,000	201,946
IFB Ser. 3184, Class SP, IO, 7.09s, 2033	2,495,447	292,426
IFB Ser. 3149, Class SE, IO, 6.89s, 2036	718,852	130,759
IFB Ser. 3208, Class PS, IO, 6.84s, 2036	9,574,119	1,455,847
IFB Ser. 3287, Class SE, IO, 6.44s, 2037	1,715,555	261,073
IFB Ser. 3721, Class SC, IO, 6.44s, 2027	3,808,808	539,482
IFB Ser. 3398, Class SI, IO, 6.39s, 2036	2,344,457	289,564
IFB Ser. 3762, Class SA, IO, 6.34s, 2040	4,309,104	686,764
IFB Ser. 3145, Class GI, IO, 6.34s, 2036	207,631	32,354
IFB Ser. 3114, Class IP, IO, 6.34s, 2036	2,164,042	301,581
IFB Ser. 3677, Class KS, IO, 6.29s, 2040	3,817,128	531,870
IFB Ser. 3485, Class SI, IO, 6.29s, 2036	520,380	78,884
IFB Ser. 3346, Class SC, IO, 6.29s, 2033	13,613,142	1,937,014
IFB Ser. 3346, Class SB, IO, 6.29s, 2033	7,783,463	1,105,797
IFB Ser. 3653, Class BS, IO, 6.24s, 2028	4,439,127	547,655
IFB Ser. 3152, Class SY, IO, 6.22s, 2036	4,076,137	629,152
IFB Ser. 3361, Class SI, IO, 6.19s, 2037	81,184	11,234
IFB Ser. 3510, Class AS, IO, 6.15s, 2037	162,659	24,819
IFB Ser. 3242, Class SC, IO, 6.03s, 2036	7,147,439	971,605
IFB Ser. 3225, Class EY, IO, 6.03s, 2036	17,539,963	2,270,022
IFB Ser. 3726, Class SQ, IO, 5.79s, 2038	5,687,731	823,868
IFB Ser. 3751, Class SB, IO, 5.78s, 2039	9,493,837	1,277,871
IFB Ser. 3740, Class DS, IO, 5.76s, 2040	3,290,077	469,329
Ser. 3707, Class IK, IO, 5s, 2040	580,190	102,357
Ser. 3645, Class ID, IO, 5s, 2040	1,443,207	236,210
Ser. 3653, Class KI, IO, 5s, 2038	3,236,306	543,279
Ser. 3687, Class HI, IO, 5s, 2038	2,475,635	433,211
Ser. 3632, Class CI, IO, 5s, 2038	1,779,185	304,596
Ser. 3626, Class DI, IO, 5s, 2037	1,294,320	167,744
Ser. 3623, Class CI, IO, 5s, 2036	1,156,142	116,886
Ser. 3747, Class HI, IO, 4 1/2s, 2037	17,906,745	2,571,857
Ser. 3703, Class GI, IO, 4 1/2s, 2028	6,569,202	821,150
Ser. 3738, Class MI, IO, 4s, 2034	6,893,802	857,797
Ser. 3736, Class QI, IO, 4s, 2034	8,497,860	1,104,722
Ser. 3751, Class MI, IO, 4s, 2034	9,383,513	1,144,132
Ser. 3707, Class HI, IO, 4s, 2023	1,477,078	160,721
Ser. 3707, Class KI, IO, 4s, 2023	2,637,119	259,123
Ser. T-57, Class 1AX, IO, 0.424s, 2043	1,467,185	19,138
Ser. 3289, Class SI, IO, zero %, 2037	24,865	576
Ser. 3124, Class DO, PO, zero %, 2036	26,438	21,825
Ser. 2985, Class CO, PO, zero %, 2035	4,469	3,573
FRB Ser. 3304, Class UF, zero %, 2037	28,342	28,194
FRB Ser. 3326, Class YF, zero %, 2037	111,339	104,843
FRB Ser. 3251, Class TC, zero %, 2036	69,907	68,171
FRB Ser. 3129, Class TF, zero %, 2036	55,323	51,035
FRB Ser. 3072, Class TJ, zero %, 2035	26,092	22,026
FRB Ser. 3047, Class BD, zero %, 2035	5,516	5,494
FRB Ser. 3052, Class TJ, zero %, 2035	8,272	7,930
FRB Ser. 3326, Class WF, zero %, 2035	23,705	22,651
FRB Ser. 3030, Class EF, zero %, 2035	28,821	24,928
FRB Ser. 3033, Class YF, zero %, 2035	30,651	29,351
FRB Ser. 3412, Class UF, zero %, 2035	17,500	14,377
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.336s, 2036	471,633	792,739
IFB Ser. 05-74, Class DM, 23.428s, 2035	635,883	903,822
IFB Ser. 07-53, Class SP, 23.244s, 2037	264,897	364,242
IFB Ser. 08-24, Class SP, 22.328s, 2038	225,883	311,582
IFB Ser. 05-75, Class GS, 19.468s, 2035	291,076	372,185
IFB Ser. 05-83, Class QP, 16.716s, 2034	305,424	380,397
IFB Ser. 03-W6, Class 4S, IO, 7.339s, 2042	2,463,563	471,501
IFB Ser. 06-24, Class QS, IO, 6.939s, 2036	3,451,517	597,734
IFB Ser. 10-129, Class PS, IO, 6.439s, 2038	12,965,899	2,142,044
IFB Ser. 10-27, Class BS, IO, 6.189s, 2040	753,000	105,890
IFB Ser. 07-30, Class OI, IO, 6.179s, 2037	4,926,040	750,925
IFB Ser. 07-44, Class SB, IO, 6.169s, 2037	1,142,260	156,627
IFB Ser. 10-35, Class SG, IO, 6.139s, 2040	4,840,618	801,703
IFB Ser. 09-71, Class XS, IO, 5.939s, 2036	6,569,854	557,900
IFB Ser. 10-135, Class CS, IO, 5.789s, 2040	2,886,675	397,524
Ser. 06-W3, Class 1AS, IO, 5.786s, 2046	673,542	81,777
IFB Ser. 10-135, Class SC, IO, 5.739s, 2040	8,211,281	1,139,151
IFB Ser. 10-110, Class SB, IO, 5.739s, 2040	8,183,099	1,150,953
IFB Ser. 10-136, Class SG, IO, 5.739s, 2030	4,613,441	627,140
Ser. 11-3, Class SA, IO, 5s, 2040 (FWC)	6,320,000	718,015
Ser. 10-98, Class DI, IO, 5s, 2040	925,577	156,820
Ser. 10-21, Class IP, IO, 5s, 2039	2,906,081	464,973
Ser. 10-68, Class CI, IO, 5s, 2038	1,828,097	310,959
Ser. 378, Class 19, IO, 5s, 2035	3,651,450	568,845
Ser. 366, Class 22, IO, 4 1/2s, 2035	1,290,823	138,622
Ser. 03-W12, Class 2, IO, 2.228s, 2043	4,794,405	401,531
Ser. 03-W8, Class 12, IO, 1.639s, 2042 (F)	460,495	21,414
Ser. 03-W10, Class 1, IO, 1.63s, 2043	789,119	48,334
Ser. 03-W17, Class 12, IO, 1.136s, 2033	2,255,783	94,428
Ser. 06-26, Class NB, 1s, 2036	39,462	38,670
Ser. 99-51, Class N, PO, zero %, 2029	39,449	35,230
IFB Ser. 06-48, Class FG, zero %, 2036	44,772	44,505
FFCA Secured Lending Corp. 144A Ser. 00-1, Class X,
IO, 1.12s, 2020	2,999,521	89,986
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036	140,579	127,927
Government National Mortgage Association
IFB Ser. 10-142, Class SA, IO, 6.439s, 2039	4,333,978	645,849
IFB Ser. 10-98, Class CS, IO, 6.439s, 2038	1,162,402	193,215
IFB Ser. 10-98, Class SA, IO, 6.439s, 2038	1,122,881	178,796
IFB Ser. 10-32, Class SP, IO, 6.439s, 2036	1,535,547	191,913
IFB Ser. 10-125, Class CS, IO, 6.389s, 2040	4,632,383	788,048
IFB Ser. 10-85, Class SA, IO, 6.389s, 2040	479,344	72,227
IFB Ser. 10-85, Class HS, IO, 6.389s, 2040	3,083,558	488,466
IFB Ser. 10-85, Class AS, IO, 6.389s, 2039	1,589,620	250,015

IFB Ser. 10-113, Class AS, IO, 6.389s, 2039	1,126,064	179,506
IFB Ser. 10-85, Class SD, IO, 6.389s, 2038	1,058,975	161,091
IFB Ser. 10-80, Class S, IO, 6.339s, 2040	430,534	62,328
IFB Ser. 10-98, Class QS, IO, 6.339s, 2040	1,505,413	236,034
IFB Ser. 10-98, Class YS, IO, 6.339s, 2039	1,556,584	242,329
IFB Ser. 10-47, Class HS, IO, 6.339s, 2039	722,367	116,063
IFB Ser. 10-31, Class HS, IO, 6.339s, 2039	2,766,772	432,957
IFB Ser. 10-113, Class JS, IO, 6.339s, 2038	3,083,888	533,297
IFB Ser. 10-68, Class SD, IO, 6.319s, 2040	3,680,506	578,607
IFB Ser. 10-85, Class SE, IO, 6.289s, 2040	2,680,424	406,781
IFB Ser. 10-88, Class SA, IO, 6.289s, 2040	3,624,479	550,051
IFB Ser. 10-162, Class SC, IO, 6.26s, 2039	4,366,000	674,110
IFB Ser. 10-158, Class SB, IO, 6.24s, 2039	4,767,000	780,501
IFB Ser. 10-60, Class S, IO, 6.239s, 2040	2,820,278	418,924
IFB Ser. 10-62, Class PS, IO, 6.239s, 2040	4,270,399	703,796
IFB Ser. 10-53, Class SA, IO, 6.239s, 2039	3,115,021	480,819
IFB Ser. 10-31, Class GS, IO, 6.239s, 2039	3,764,085	569,431
IFB Ser. 10-2, Class SA, IO, 6.239s, 2037	1,688,225	224,956
IFB Ser. 09-127, Class PS, IO, 6.189s, 2038	6,315,107	956,887
IFB Ser. 10-20, Class SC, IO, 5.889s, 2040	9,514,327	1,429,528
IFB Ser. 10-151, Class SB, IO, 5.839s, 2039	6,088,511	892,698
IFB Ser. 10-151, Class SA, IO, 5.789s, 2040	5,054,106	765,798
IFB Ser. 10-113, Class SM, IO, 5.789s, 2040	2,546,484	339,421
IFB Ser. 10-158, Class BS, IO, 5.76s, 2040	3,619,000	570,861
IFB Ser. 10-85, Class SN, IO, 5.679s, 2040	2,532,150	359,667
IFB Ser. 10-68, Class MS, IO, 5.589s, 2040	3,247,063	399,843
IFB Ser. 10-58, Class AI, IO, 5.509s, 2040	6,035,726	745,533
IFB Ser. 10-20, Class SD, IO, 5.419s, 2040	2,776,197	372,538
IFB Ser. 10-35, Class DX, IO, 5.419s, 2035	2,458,346	266,853
Ser. 09-101, Class IL, IO, 5s, 2038	1,595,744	274,564
Ser. 10-43, Class JI, IO, 5s, 2037	769,597	124,444
Ser. 10-101, Class NI, IO, 5s, 2036	7,247,007	1,005,667
Ser. 10-142, Class ID, IO, 4 1/2s, 2040	6,209,750	807,267
Ser. 10-158, Class MI, IO, 4 1/2s, 2039 (F)	7,085,000	1,147,024
Ser. 10-137, Class PI, IO, 4 1/2s, 2039	3,005,554	518,216
Ser. 10-109, Class CI, IO, 4 1/2s, 2037	5,368,854	860,386
Ser. 10-87, Class ID, IO, 4 1/2s, 2035	634,886	80,518
Ser. 10-165, Class IP, IO, 4s, 2038	10,138,000	1,520,700
Ser. 06-36, Class OD, PO, zero %, 2036	18,850	17,041
FRB Ser. 07-16, Class WF, zero %, 2037	15,227	15,172
GS Mortgage Securities Corp. II 144A Ser. 05-GG4,
Class XC, IO, 0.282s, 2039	71,792,568	1,431,188
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
5.915s, 2037	2,506,887	1,779,890
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.371s, 2037	1,233,779	690,916
IndyMac Inda Mortgage Loan Trust FRB Ser. 07-AR7,
Class 1A1, 5.874s, 2037	464,389	395,021
IndyMac Indx Mortgage Loan Trust
FRB Ser. 07-AR15, Class 1A1, 5.525s, 2037	800,771	520,501
FRB Ser. 06-AR25, Class 5A1, 5.492s, 2036	610,987	362,248
FRB Ser. 06-AR25, Class 3A1, 5.476s, 2036	874,399	511,523
FRB Ser. 07-AR9, Class 2A1, 5.402s, 2037	811,095	551,545
FRB Ser. 06-AR3, Class 2A1A, 5.288s, 2036	1,300,223	715,123
FRB Ser. 07-AR11, Class 1A1, 4.811s, 2037	957,213	545,611
FRB Ser. 05-AR31, Class 3A1, 3.081s, 2036	2,052,308	1,405,831
FRB Ser. 06-AR41, Class A3, 0.441s, 2037	1,613,334	782,467
FRB Ser. 06-AR35, Class 2A1A, 0.431s, 2037	1,243,764	667,690
JPMorgan Alternative Loan Trust
FRB Ser. 06-A1, Class 5A1, 5.896s, 2036	519,483	405,196
FRB Ser. 06-A6, Class 1A1, 0.421s, 2036	875,120	512,039
JPMorgan Chase Commercial Mortgage Securities Corp.
144A Ser. 07-CB20, Class X1, IO, 0.156s, 2051	65,771,968	655,529
LB Commercial Conduit Mortgage Trust 144A Ser. 99-C1,
Class G, 6.41s, 2031	253,101	191,547
MASTR Reperforming Loan Trust 144A Ser. 05-1,
Class 1A4, 7 1/2s, 2034	579,973	550,975
Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2,
Class JS, IO, 2.286s, 2028	1,057,687	42,307
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A Ser. 06-4, Class XC, IO, 0.172s, 2049	58,719,948	731,651
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 7.975s, 2037	769,749	73,126
Ser. 07-C5, Class X, IO, 4.655s, 2049	2,325,215	193,690
Morgan Stanley Capital I 144A FRB Ser. 04-RR,
Class F7, 6s, 2039	1,730,000	1,414,275
Morgan Stanley Mortgage Loan Trust
FRB Ser. 06-3AR, Class 3A1, 5.582s, 2036	547,395	390,019
FRB Ser. 07-14AR, Class 6A1, 5.297s, 2037	3,507,263	2,279,721
FRB Ser. 07-11AR, Class 2A1, 5.271s, 2037	2,479,609	1,239,805
FRB Ser. 07-15AR, Class 2A1, 5.189s, 2037	501,486	343,433
Ser. 06-6AR, Class 2A, 3.497s, 2036	713,137	442,145
Ser. 05-5AR, Class 2A1, 3.024s, 2035	862,602	593,039
FRB Ser. 06-5AR, Class A, 0.511s, 2036	1,354,702	745,086
Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A,
Class A3B, 10.236s, 2043	1,215,429	1,281,901
Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X,
IO, 1.731s, 2012	1,593	20
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2033	123,000	6,150
Residential Asset Securitization Trust
Ser. 07-A5, Class 2A3, 6s, 2037	638,096	484,953
FRB Ser. 05-A2, Class A1, 0.761s, 2035	330,341	254,383
STRIPS 144A Ser. 03-1A, Class N, 5s, 2018	193,000	156,330
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-10, Class 1A1, 6s, 2037	1,185,773	645,134
FRB Ser. 06-9, Class 1A1, 5.297s, 2036	714,092	429,032
FRB Ser. 07-4, Class 1A1, 0.501s, 2037	890,918	445,459
Structured Asset Securities Corp.

IFB Ser. 07-4, Class 1A3, IO, 5.989s, 2045		3,904,679	526,667
Ser. 07-4, Class 1A4, IO, 1s, 2045		5,266,805	165,614
Ursus PLC 144A FRB Ser. 1-A, Class D, 6.938s, 2012
(Ireland)	GBP	210,006	22,926
Wachovia Bank Commercial Mortgage Trust Ser. 07-C34,
IO, 0.37s, 2046		$17,771,135	278,296
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 3.56s, 2018		477,000	286,200

Total mortgage-backed securities (cost $120,896,810)			$128,235,764

CORPORATE BONDS AND NOTES (27.3%)(a)
		Principal amount	Value

Basic materials (2.3%)
Associated Materials, LLC 144A company guaranty sr.
notes 9 1/8s, 2017		$215,000	$224,675
Atkore International, Inc. 144A sr. notes 9 7/8s, 2018		112,000	116,480
Celanese US Holdings, LLC 144A company guaranty sr.
notes 6 5/8s, 2018 (Germany)		195,000	201,338
Chemtura Corp. 144A company guaranty sr. unsec. notes
7 7/8s, 2018		72,000	76,500
Clondalkin Acquisition BV 144A company guaranty sr.
notes FRN 2.302s, 2013 (Netherlands)		215,000	205,863
Ferro Corp. sr. unsec. notes 7 7/8s, 2018		315,000	332,325
FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s,
2015 (Australia)		284,000	292,246
FMG Resources August 2006 Pty, Ltd. 144A sr. notes
6 7/8s, 2018 (Australia)		230,000	229,740
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		32,000	35,280
Georgia-Pacific, LLC sr. unsec. unsub. notes 8 1/8s,
2011		55,000	56,788
Graphic Packaging International, Inc. company guaranty
sr. unsec. notes 7 7/8s, 2018		45,000	47,138
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty sr. notes 8 7/8s, 2018		160,000	171,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC 144A sr. notes 9s, 2020		175,000	185,063
Huntsman International, LLC 144A company guaranty sr.
unsec. sub. notes 8 5/8s, 2021		185,000	199,800
Ineos Finance PLC 144A company guaranty sr. notes 9s,
2015 (United Kingdom)		200,000	214,000
Ineos Group Holdings PLC company guaranty sr. unsec.
notes Ser. REGS, 7 7/8s, 2016 (United Kingdom)	EUR	167,000	202,253
Kronos International, Inc. sr. notes 6 1/2s, 2013
(Germany)	EUR	361,000	483,348
Lyondell Chemical Co. sr. notes 11s, 2018		$605,000	685,163
Lyondell Chemical Co. 144A company guaranty sr. notes
8s, 2017		305,000	337,406
Momentive Performance Materials, Inc. company guaranty
sr. notes 12 1/2s, 2014		195,000	217,669
Momentive Performance Materials, Inc. 144A notes 9s,
2021		296,000	312,280
Nalco Co. 144A sr. notes 6 5/8s, 2019		70,000	71,575
Novelis, Inc. company guaranty sr. unsec. notes
7 1/4s, 2015		243,000	249,379
Novelis, Inc. 144A company guaranty sr. notes 8 3/4s,
2020		215,000	223,063
Omnova Solutions, Inc. 144A company guaranty sr. notes
7 7/8s, 2018		60,000	60,450
PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s,
2014 (Austria)	EUR	405,000	621,001
Rockwood Specialties Group, Inc. company guaranty sr.
unsec. sub. notes 7 5/8s, 2014	EUR	50,000	68,475
Sappi Papier Holding AG 144A company guaranty 6 3/4s,
2012 (Austria)		$202,000	207,143
SGL Carbon SE company guaranty sr. sub. notes FRN Ser.
EMTN, 2.3s, 2015 (Germany)	EUR	152,000	192,221
Smurfit Kappa Funding PLC sr. unsec. sub. notes
7 3/4s, 2015 (Ireland)		$280,000	287,000
Solutia, Inc. company guaranty sr. unsec. notes
8 3/4s, 2017		160,000	175,200
Solutia, Inc. company guaranty sr. unsec. notes
7 7/8s, 2020		153,000	163,710
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012		68,000	71,740
Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s,
2016		269,000	283,795
Stone Container Corp. escrow bonds 8 3/8s, 2012
(In default) (NON)		240,000	7,800
Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)		168,000	218,400
Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)		177,000	219,038
TPC Group, LLC 144A sr. notes 8 1/4s, 2017		185,000	193,788
Tube City IMS Corp. company guaranty sr. unsec. sub.
notes 9 3/4s, 2015		55,000	56,925
USG Corp. 144A company guaranty sr. notes 8 3/8s, 2018		70,000	68,600
Vartellus Specialties, Inc. 144A company guaranty sr.
notes 9 3/8s, 2015		95,000	100,700
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty Ser. B, 11 3/8s, 2016		82,000	82,205
Verso Paper Holdings, LLC/Verso Paper, Inc. sr. notes
11 1/2s, 2014		238,000	261,205
			8,709,768

Capital goods (1.4%)
Alliant Techsystems, Inc. company guaranty sr. unsec.

sub. notes 6 7/8s, 2020		240,000	246,600
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		199,000	206,214
Allison Transmission, Inc. 144A company guaranty sr.
unsec. notes 11 1/4s, 2015 (PIK)		224,720	244,945
Altra Holdings, Inc. company guaranty sr. notes
8 1/8s, 2016		95,000	100,700
Ardagh Packaging Finance PLC sr. notes Ser. REGS,
7 3/8s, 2017 (Ireland)	EUR	140,000	189,352
Baldor Electric Co. company guaranty 8 5/8s, 2017		$115,000	128,800
BE Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020		390,000	401,700
Berry Plastics Corp. company guaranty sr. notes
9 1/2s, 2018		7,000	7,018
Berry Plastics Corp. 144A sr. notes 9 3/4s, 2021		215,000	212,850
Briggs & Stratton Corp. company guaranty sr. unsec.
notes 6 7/8s, 2020		140,000	142,800
Cleaver-Brooks, Inc. 144A sr. notes 12 1/4s, 2016		37,000	39,266
Crown European Holdings SA 144A sr. notes 7 1/8s, 2018
(France)	EUR	50,000	69,747
Darling International, Inc. 144A company guaranty sr.
unsec. notes 8 1/2s, 2018		$45,000	46,913
Graham Packaging Co., Inc. company guaranty sr. unsec.
notes 8 1/4s, 2018		30,000	31,500
Impress Holdings BV company guaranty sr. bonds FRB
Ser. REGS, 4.11s, 2013 (Netherlands)	EUR	136,000	181,505
Kratos Defense & Security Solutions, Inc. company
guaranty sr. notes 10s, 2017		$160,000	177,200
Mueller Water Products, Inc. company guaranty sr.
unsec. unsub. notes 8 3/4s, 2020		30,000	33,150
Polypore International, Inc. 144A sr. notes 7 1/2s,
2017		115,000	117,300
Rexel SA company guaranty sr. unsec. notes 8 1/4s,
2016 (France)	EUR	308,000	451,062
Reynolds Group DL Escrow, Inc./Reynolds Group Escrow,
LLC 144A sr. sec. notes 7 3/4s, 2016 (Luxembourg)	EUR	377,000	527,607
Reynolds Group Issuer, Inc. 144A sr. notes 9s, 2019		$100,000	103,625
Reynolds Group Issuer, Inc. 144A sr. notes 7 1/8s, 2019		130,000	132,275
Ryerson, Inc. company guaranty sr. notes 12s, 2015		334,000	349,865
Tenneco, Inc. 144A company guaranty sr. notes 6 7/8s,
2020		140,000	143,150
Tenneco, Inc. 144A sr. notes 7 3/4s, 2018		75,000	79,500
Terex Corp. sr. unsec. sub. notes 8s, 2017		272,000	274,720
Thermadyne Holdings Corp. 144A sr. notes 9s, 2017		243,000	250,594
Thermon Industries, Inc. 144A company guaranty sr.
notes 9 1/2s, 2017		147,000	156,555
TransDigm, Inc. 144A sr. sub. notes 7 3/4s, 2018		215,000	222,525
			5,269,038

Communication services (3.4%)
Bresnan Broadband Holdings, LLC 144A company guaranty
sr. unsec. unsub. notes 8s, 2018		75,000	77,250
Cablevision Systems Corp. sr. unsec. unsub. notes 8s,
2020		150,000	160,500
CCH II, LLC/CCH II Capital company guaranty sr. unsec.
notes 13 1/2s, 2016		393,462	469,203
Cequel Communications Holdings I LLC/Cequel Capital
Corp. 144A sr. notes 8 5/8s, 2017		146,000	152,570
Cincinnati Bell, Inc. company guaranty sr. unsec.
notes 7s, 2015		88,000	87,340
Cincinnati Bell, Inc. company guaranty sr. unsec. sub.
notes 8 3/4s, 2018		75,000	71,063
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A company guaranty sr. notes 12s, 2017		30,000	31,050
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A company guaranty sr. notes 12s, 2015		300,000	323,250
Cricket Communications, Inc. company guaranty sr.
unsec. unsub. notes 10s, 2015		354,000	379,223
Cricket Communications, Inc. company guaranty sr.
unsub. notes 7 3/4s, 2016		480,000	498,000
Cricket Communications, Inc. 144A company guaranty sr.
unsec. notes 7 3/4s, 2020		285,000	271,463
CSC Holdings LLC sr. notes 6 3/4s, 2012		81,000	84,139
CSC Holdings LLC sr. unsec. unsub. notes 8 1/2s, 2014		60,000	65,925
Digicel Group, Ltd. 144A sr. notes 8 1/4s, 2017
(Jamaica)		431,000	441,775
Frontier Communications Corp. sr. unsec. notes 8 1/8s,
2018		753,000	824,535
Inmarsat Finance PLC 144A company guaranty sr. notes
7 3/8s, 2017 (United Kingdom)		110,000	115,500
Intelsat Jackson Holdings SA 144A sr. unsec. notes
7 1/4s, 2020 (Bermuda)		225,000	227,250
Intelsat Luxembourg SA company guaranty sr. unsec.
notes 11 1/2s, 2017 (Luxembourg) (PIK)		90,000	99,450
Intelsat Luxembourg SA company guaranty sr. unsec.
notes 11 1/4s, 2017 (Luxembourg)		253,000	275,770
Intelsat Subsidiary Holding Co., Ltd. company guaranty
sr. unsec. notes 8 7/8s, 2015 (Bermuda)		268,000	275,370
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		340,000	337,450
Mediacom LLC/Mediacom Capital Corp. sr. unsec. notes
9 1/8s, 2019		59,000	60,180
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2018		456,000	471,960
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2020		139,000	132,398
NII Capital Corp. company guaranty sr. unsec. unsub.
notes 10s, 2016		425,000	470,688
PAETEC Escrow Corp. 144A sr. unsec. notes 9 7/8s, 2018		156,000	160,290
PAETEC Holding Corp. company guaranty sr. notes
8 7/8s, 2017		261,000	278,618

PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		190,000	196,650
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		181,000	183,263
Qwest Corp. sr. unsec. notes 7 1/2s, 2014		75,000	84,000
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		1,003,000	1,084,494
SBA Telecommunications, Inc. company guaranty sr.
unsec. notes 8 1/4s, 2019		105,000	114,713
SBA Telecommunications, Inc. company guaranty sr.
unsec. notes 8s, 2016		180,000	194,850
Sprint Nextel Corp. sr. notes 8 3/8s, 2017		1,100,000	1,179,750
Sprint Nextel Corp. sr. unsec. notes 6s, 2016		117,000	113,051
Sunrise Communications Holdings SA 144A company
guaranty sr. notes 8 1/2s, 2018 (Luxembourg)	EUR	100,000	140,625
Unitymedia GmbH company guaranty sr. notes Ser. REGS,
9 5/8s, 2019 (Germany)	EUR	293,000	442,004
Unitymedia Hessen/NRW 144A company guaranty sr. notes
8 1/8s, 2017 (Germany)	EUR	218,000	308,546
UPC Holdings BV sr. notes 9 3/4s, 2018 (Netherlands)	EUR	361,000	532,010
Virgin Media Finance PLC company guaranty sr. unsec.
bond 8 7/8s, 2019 (United Kingdom)	GBP	50,000	88,567
Wind Acquisition Finance SA 144A company guaranty sr.
notes 7 3/8s, 2018 (Netherlands)	EUR	325,000	438,667
Wind Acquisition Holding company guaranty sr. notes
Ser. REGS, 12 1/4s, 2017 (Luxembourg) (PIK)	EUR	58,934	89,215
Windstream Corp. company guaranty 8 5/8s, 2016		$584,000	614,660
Windstream Corp. company guaranty sr. unsec. unsub.
notes 8 1/8s, 2018		60,000	63,000
Windstream Corp. company guaranty sr. unsec. unsub.
notes 7 7/8s, 2017		247,000	259,659
			12,969,934

Conglomerates (0.1%)
SPX Corp. sr. unsec. notes 7 5/8s, 2014		115,000	125,063
SPX Corp. 144A company guaranty sr. unsec. notes
6 7/8s, 2017		70,000	74,375
			199,438

Consumer cyclicals (4.6%)
Affinia Group, Inc. 144A sr. notes 10 3/4s, 2016		22,000	24,420
Affinia Group, Inc. 144A sr. sub. notes 9s, 2014		70,000	71,925
Affinion Group, Inc. company guaranty 11 1/2s, 2015		250,000	260,000
Affinion Group, Inc. 144A sr. notes 7 7/8s, 2018		407,000	396,825
AMC Entertainment Holdings, Inc. 144A sr. sub. notes
9 3/4s, 2020		170,000	176,800
American Axle & Manufacturing, Inc. company guaranty
sr. unsec. notes 5 1/4s, 2014		250,000	245,625
American Casino & Entertainment Properties LLC sr.
notes 11s, 2014		190,000	192,850
Ameristar Casinos, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		260,000	278,200
Autonation, Inc. company guaranty sr. unsec. notes
6 3/4s, 2018		255,000	263,288
Beazer Homes USA, Inc. 144A sr. notes 9 1/8s, 2019		115,000	109,250
Bon-Ton Department Stores, Inc. (The) company guaranty
10 1/4s, 2014		285,000	290,700
Brickman Group Holdings, Inc. 144A sr. notes 9 1/8s,
2018		52,000	52,650
Building Materials Corp. 144A company guaranty sr.
notes 7 1/2s, 2020		100,000	102,250
Building Materials Corp. 144A sr. notes 6 7/8s, 2018		75,000	74,250
Burlington Coat Factory Warehouse Corp. company
guaranty sr. unsec. notes 11 1/8s, 2014		250,000	258,125
Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp. 144A company guaranty sr. unsec.
notes 9 1/8s, 2018		70,000	75,338
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016		120,000	117,900
Citadel Broadcasting Corp. 144A company guaranty sr.
unsec. notes 7 3/4s, 2018		60,000	62,100
Clear Channel Communications, Inc. company guaranty
unsec. unsub. notes 10 3/4s, 2016		200,000	179,000
Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017		453,000	496,035
Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s,
2015		155,000	166,625
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017		257,000	272,420
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. notes 7 5/8s, 2016		117,000	129,724
DISH DBS Corp. company guaranty 6 5/8s, 2014		634,000	657,775
DR Horton, Inc. sr. notes 7 7/8s, 2011		30,000	30,900
Ferrellgas LP/Ferrellgas Finance Corp. 144A sr. notes
6 1/2s, 2021		98,000	95,550
Gateway Casinos & Entertainment, Ltd. 144A company
guaranty sr. notes 8 7/8s, 2017	CAD	55,000	56,977
Giraffe Acquisition Corp. 144A sr. unsec. notes
9 1/8s, 2018		$85,000	88,613
Goodyear Tire & Rubber Co. (The) sr. unsec. notes
10 1/2s, 2016		311,000	354,540
Grupo Televisa SA sr. unsec. notes 6s, 2018 (Mexico)		460,000	506,036
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 3.831s, 2014		395,000	392,531
Hanesbrands, Inc. 144A company guaranty sr. notes
6 3/8s, 2020		265,000	251,750
Harrah's Operating Co., Inc. company guaranty sr.
notes 10s, 2018		150,000	136,875

Harrah's Operating Co., Inc. sr. notes 11 1/4s, 2017		350,000	393,750
Interactive Data Corp. 144A company guaranty sr. notes
10 1/4s, 2018		259,000	283,605
Isle of Capri Casinos, Inc. company guaranty 7s, 2014		150,000	147,000
ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s,
2016 (Denmark)	EUR	50,000	69,028
Jarden Corp. company guaranty sr. sub. notes Ser. 1,
7 1/2s, 2020	EUR	50,000	68,875
Jarden Corp. company guaranty sr. unsec. sub. notes
7 1/2s, 2017		$165,000	173,869
Lamar Media Corp. company guaranty sr. notes 9 3/4s,
2014		100,000	115,000
Lear Corp. company guaranty sr. unsec. bond 7 7/8s,
2018		195,000	208,650
Lear Corp. company guaranty sr. unsec. notes 8 1/8s,
2020		250,000	271,875
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016		795,000	814,875
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		70,000	73,850
Levi Strauss & Co. sr. unsec. unsub. notes 7 5/8s, 2020		235,000	242,638
Limited Brands, Inc. company guaranty sr. unsec.
unsub. notes 7s, 2020		75,000	79,313
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 5.9s, 2016		195,000	207,919
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015 (In default) (NON)		340,000	44,625
MTR Gaming Group, Inc. company guaranty sr. notes
12 5/8s, 2014		205,000	212,688
Navistar International Corp. sr. notes 8 1/4s, 2021		260,000	280,800
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
notes 9s, 2015		270,000	282,825
Nielsen Finance, LLC/Nielsen Finance Co. 144A company
guaranty sr. unsec. notes 7 3/4s, 2018		145,000	150,075
Nielsen Finance, LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)		383,000	402,150
Nortek, Inc. company guaranty sr. notes 11s, 2013		185,511	197,569
Nortek, Inc. 144A company guaranty sr. unsec. notes
10s, 2018		115,000	118,738
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019		497,000	581,490
Penn National Gaming, Inc. sr. unsec. sub. notes
8 3/4s, 2019		50,000	55,125
Penske Automotive Group, Inc. company guaranty sr.
unsec. sub. notes 7 3/4s, 2016		160,000	163,200
PETCO Animal Supplies, Inc. 144A company guaranty sr.
notes 9 1/4s, 2018		100,000	105,375
PHH Corp. 144A sr. unsec. notes 9 1/4s, 2016		100,000	105,500
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. notes 8 5/8s, 2017		55,000	59,950
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015		320,000	320,800
Roofing Supplay Group, LLC/Roofing Supply Finance,
Inc. 144A sr. notes 8 5/8s, 2017		140,000	144,200
Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s,
2016		152,000	145,920
Scotts Miracle-Gro Co. (The) 144A sr. notes 6 5/8s,
2020		140,000	140,000
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		75,000	76,688
Sealy Mattress Co. 144A company guaranty sr. sec.
notes 10 7/8s, 2016		145,000	163,850
Sears Holdings Corp. 144A sr. notes 6 5/8s, 2018		139,000	129,618
Sinclair Television Group, Inc. 144A sr. notes 8 3/8s,
2018		52,000	53,690
Sirius XM Radio, Inc. 144A sr. notes 9 3/4s, 2015		403,000	452,368
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 7s, 2015		36,000	37,800
Standard Pacific Corp. 144A company guaranty sr.
unsec. notes 8 3/8s, 2021		140,000	135,800
Toys R Us, Inc. sr. unsec. unsub. notes 7 7/8s, 2013		30,000	31,575
Toys R Us Property Co., LLC company guaranty sr.
unsec. notes 10 3/4s, 2017		395,000	450,300
Toys R Us - Delaware, Inc. 144A company guaranty sr.
notes 7 3/8s, 2016		45,000	46,688
Travelport LLC company guaranty 11 7/8s, 2016		159,000	156,218
Travelport LLC company guaranty 9 7/8s, 2014		155,000	150,931
Travelport, LLC/Travelport, Inc. company guaranty sr.
unsec. notes 9s, 2016		90,000	87,188
TRW Automotive, Inc. company guaranty sr. unsec.
unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	110,000	153,083
TRW Automotive, Inc. 144A company guaranty sr. notes
7 1/4s, 2017		$250,000	269,375
TVN Finance Corp. PLC company guaranty sr. unsec. Ser.
REGS, 10 3/4s, 2017 (United Kingdom)	EUR	55,000	83,010
TVN Finance Corp. PLC 144A company guaranty sr. unsec.
notes 10 3/4s, 2017 (United Kingdom)	EUR	152,000	229,411
Univision Communications, Inc. 144A company guaranty
sr. unsec. unsub. notes 9 3/4s, 2015 (PIK)		$236,551	255,475
Universal City Development Partners, Ltd. company
guaranty sr. unsec. notes 8 7/8s, 2015		245,000	260,313
Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014
(F)(PIK)		281,131	14,057
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
company guaranty mtge. notes 7 3/4s, 2020		105,000	113,663
XM Satellite Radio, Inc. 144A company guaranty sr.
unsec. notes 13s, 2013		85,000	101,150
XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s,
2018		263,000	271,548
Yankee Acquisition Corp. company guaranty sr. notes

Ser. B, 8 1/2s, 2015		125,000	130,000
Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		215,000	236,769
Young Broadcasting, Inc. company guaranty sr. sub.
notes 8 3/4s, 2014 (In default) (F)(NON)		83,000	--
Young Broadcasting, Inc. company guaranty sr. unsec.
sub. notes 10s, 2011 (In default) (F)(NON)		239,000	--
			17,619,692

Consumer staples (1.5%)
Anheuser-Busch InBev Worldwide, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2015	BRL	1,400,000	863,469
Archibald Candy Corp. company guaranty 10s, 2011 (In
default) (F)(NON)		$88,274	2,825
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
company guaranty sr. unsec. unsub. notes 9 5/8s, 2018		105,000	113,138
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
company guaranty sr. unsec. unsub. notes 7 3/4s, 2016		345,000	351,900
Blue Acquisition Sub., Inc. 144A company guaranty sr.
unsec. notes 9 7/8s, 2018		184,000	195,960
Bumble Bee Acquisition Corp. 144A company guaranty sr.
notes 9s, 2017		155,000	161,200
Central Garden & Pet Co. sr. sub. notes 8 1/4s, 2018		198,000	200,475
CKE Restaurants, Inc. company guaranty sr. notes
11 3/8s, 2018		215,000	238,113
Constellation Brands, Inc. company guaranty sr. unsec.
notes 7 1/4s, 2017		23,000	24,351
Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016		111,000	117,660
Dean Foods Co. company guaranty 7s, 2016		118,000	108,265
DineEquity, Inc. 144A sr. unsec. notes 9 1/2s, 2018		115,000	121,900
Dole Food Co. 144A sr. sec. notes 8s, 2016		87,000	91,785
Dunkin Finance Corp. 144A sr. notes 9 5/8s, 2018		78,000	78,780
EC Finance PLC company guaranty sr. bonds Ser. REGS,
9 3/4s, 2017 (United Kingdom)	EUR	50,000	72,278
Hertz Corp. company guaranty 8 7/8s, 2014		$170,000	173,825
Hertz Corp. 144A company guaranty sr. unsec. notes
7 1/2s, 2018		65,000	67,438
Hertz Holdings Netherlands BV 144A sr. bond 8 1/2s,
2015 (Netherlands)	EUR	156,000	225,012
Landry's Restaurants, Inc. 144A company guaranty sr.
notes 11 5/8s, 2015		$72,000	76,860
Libbey Glass, Inc. 144A sr. notes 10s, 2015		54,000	58,050
Prestige Brands, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2018		145,000	150,075
Prestige Brands, Inc. 144A company guaranty sr. unsec.
notes 8 1/4s, 2018		70,000	72,450
Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017		315,000	302,794
Rite Aid Corp. company guaranty sr. unsec. unsub.
notes 9 1/2s, 2017		277,000	235,450
Rite Aid Corp. company guaranty sr. unsub. notes 8s,
2020		55,000	57,269
Roadhouse Financing, Inc. 144A sr. notes 10 3/4s, 2017		115,000	124,200
Service Corporation International sr. notes 7s, 2019		80,000	80,000
Simmons Foods, Inc. 144A sr. notes 10 1/2s, 2017		115,000	122,763
Spectrum Brands, Inc. 144A sr. notes 9 1/2s, 2018		265,000	291,169
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		724,000	724,905
United Rentals North America, Inc. company guaranty
sr. unsec. sub. notes 8 3/8s, 2020		70,000	71,225
West Corp. 144A sr. notes 7 7/8s, 2019		191,000	194,343
West Corp. 144A sr. unsec. notes 8 5/8s, 2018		112,000	118,720
			5,888,647

Energy (4.8%)
Anadarko Petroleum Corp. sr. notes 5.95s, 2016		385,000	411,953
Anadarko Petroleum Corp. sr. unsec. notes 6 3/8s, 2017		250,000	272,327
Arch Coal, Inc. company guaranty sr. unsec. notes
7 1/4s, 2020		305,000	321,775
Arch Western Finance, LLC company guaranty sr. notes
6 3/4s, 2013		221,000	223,210
ATP Oil & Gas Corp. 144A sr. notes 11 7/8s, 2015		65,000	61,425
Brigham Exploration Co. 144A company guaranty sr.
unsec. notes 8 3/4s, 2018		286,000	308,880
Carrizo Oil & Gas, Inc. 144A sr. unsec. notes 8 5/8s,
2018		347,000	357,410
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017		320,000	324,800
Chaparral Energy, Inc. 144A sr. notes 9 7/8s, 2020		140,000	147,700
Chesapeake Energy Corp. company guaranty sr. unsec.
notes 9 1/2s, 2015		495,000	558,113
Complete Production Services, Inc. company guaranty
8s, 2016		388,000	401,580
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)		369,000	370,845
Connacher Oil and Gas, Ltd. 144A sr. sec. notes
11 3/4s, 2014 (Canada)		75,000	81,188
CONSOL Energy, Inc. 144A company guaranty sr. unsec.
notes 8 1/4s, 2020		125,000	135,000
CONSOL Energy, Inc. 144A company guaranty sr. unsec.
notes 8s, 2017		710,000	756,150
Crosstex Energy LP/Crosstex Energy Finance Corp.
company guaranty sr. unsec. notes 8 7/8s, 2018		365,000	391,006
Denbury Resources, Inc. company guaranty sr. unsec.
sub. notes 8 1/4s, 2020		118,000	128,030
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015		345,000	357,075
EXCO Resources, Inc. company guaranty sr. unsec. notes
7 1/2s, 2018		405,000	395,888
Expro Finance Luxemburg 144A sr. notes 8 1/2s, 2016

(Luxembourg)		215,000	205,325
Forest Oil Corp. sr. notes 8s, 2011		540,000	564,300
Frac Tech Services, LLC/Frac Tech Finance, Inc 144A
company guaranty sr. notes 7 1/8s, 2018		180,000	182,700
Gazprom Via Gaz Capital SA 144A company guaranty sr.
unsec. bond 8.146s, 2018 (Russia)		176,000	202,826
Gazprom Via Gaz Capital SA 144A sr. sec. bond 9 1/4s,
2019 (Russia)		2,055,000	2,515,341
Gazprom Via White Nights Finance BV notes 10 1/2s,
2014 (Russia)		230,000	273,293
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016		455,000	467,513
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014		340,000	340,000
Inergy LP/Inergy Finance Corp. sr. unsec. notes
6 7/8s, 2014		165,000	167,475
Infinis PLC sr. notes Ser. REGS, 9 1/8s, 2014 (United
Kingdom)	GBP	98,000	160,351
KazMunaiGaz Finance Sub BV 144A notes 7s, 2020
(Kazakhstan)		$155,000	161,200
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014		180,000	189,900
Lukoil International Finance BV 144A company guaranty
sr. unsec. unsub. notes 7 1/4s, 2019 (Russia)		200,000	215,598
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014		348,000	354,960
Offshore Group Investments, Ltd. 144A sr. notes
11 1/2s, 2015		115,000	124,775
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)		430,000	306,375
OPTI Canada, Inc. 144A company guaranty sr. notes
9 3/4s, 2013 (Canada)		200,000	197,500
OPTI Canada, Inc. 144A sr. notes 9s, 2012 (Canada)		175,000	175,438
Peabody Energy Corp. company guaranty 7 3/8s, 2016		529,000	587,190
Peabody Energy Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020		19,000	20,283
Petrobras International Finance Co. company guaranty
sr. unsec. notes 7 7/8s, 2019 (Brazil)		440,000	519,200
Petrohawk Energy Corp. company guaranty sr. unsec.
notes 10 1/2s, 2014		95,000	108,300
Petroleos de Venezuela SA company guaranty sr. unsec.
notes 5 1/4s, 2017 (Venezuela)		1,665,000	953,213
Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014
(Venezuela)		395,000	246,875
Petroleos de Venezuela SA sr. unsec. sub. bonds 5s,
2015 (Venezuela)		1,080,000	604,800
Petroleos Mexicanos company guaranty sr. unsec. unsub.
notes 5 1/2s, 2021 (Mexico)		175,000	177,188
Petroleum Co. of Trinidad & Tobago Ltd. 144A sr.
unsec. notes 9 3/4s, 2019 (Trinidad)		545,000	654,000
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018		240,000	268,800
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015		70,000	72,975
Plains Exploration & Production Co. company guaranty
7s, 2017		80,000	82,200
Plains Exploration & Production Co. company guaranty
sr. unsec. notes 10s, 2016		270,000	301,725
Power Sector Assets & Liabilites Management Corp. 144A
govt. guaranty sr. unsec. notes 7 1/4s, 2019
(Philippines)		425,000	499,375
Range Resources Corp. company guaranty sr. sub. notes
6 3/4s, 2020		150,000	154,688
Rosetta Resources, Inc. company guaranty sr. unsec.
notes 9 1/2s, 2018		124,000	133,920
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018		455,000	461,825
			18,655,782

Financials (4.9%)
Ally Financial, Inc. company guaranty sr. unsec. notes
7s, 2012		25,000	25,875
Ally Financial, Inc. company guaranty sr. unsec. notes
6 7/8s, 2012		403,000	421,135
Ally Financial, Inc. company guaranty sr. unsec. notes
6 5/8s, 2012		512,000	531,200
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8.3s, 2015		65,000	71,500
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 6 7/8s, 2011		53,000	54,458
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes FRN 2.496s, 2014		39,000	36,287
Ally Financial, Inc. 144A company guaranty notes
6 1/4s, 2017		140,000	140,000
Ally Financial, Inc. 144A company guaranty sr. unsec.
unsub. notes 7 1/2s, 2020		565,000	592,544
Banco Do Brasil 144A sr. unsec. 9 3/4s, 2017 (Brazil)	BRL	436,000	258,124
Biz Finance PLC for Ukreximbank sr. unsec. unsub.
bonds 8 3/8s, 2015 (United Kingdom)		$200,000	206,634
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.086s, 2012		451,563	445,032
CB Richard Ellis Services, Inc. 144A company guaranty
sr. unsec. notes 6 5/8s, 2020		56,000	56,000
CIT Group, Inc. sr. bonds 7s, 2017		977,000	979,443
CIT Group, Inc. sr. bonds 7s, 2016		544,000	546,040
CIT Group, Inc. sr. bonds 7s, 2015		144,000	144,360
CIT Group, Inc. sr. bonds 7s, 2014		96,000	96,960
CNO Financial Group, Inc. 144A company guaranty sr.

notes 9s, 2018		55,000	57,200
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		95,000	95,238
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014		65,000	65,813
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
company guaranty sr. unsec. notes 8s, 2018		385,000	385,000
JPMorgan Chase & Co. 144A sr. unsec. notes FRN zero %,
2017		1,000,000	1,038,610
JPMorgan Chase & Co. 144A sr. unsec. unsub. notes FRN
4.06s, 2011	RUB	22,000,000	716,892
JPMorgan Chase & Co. 144A unsec. unsub. notes 8s, 2012	INR	19,000,000	433,732
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015		$100,000	109,000
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		252,000	259,560
National Money Mart Co. company guaranty sr. unsec.
unsub. notes 10 3/8s, 2016 (Canada)		128,000	138,240
Nuveen Investments, Inc. company guaranty sr. unsec.
unsub. notes 10 1/2s, 2015		191,000	195,298
Omega Healthcare Investors, Inc. 144A sr. notes
6 3/4s, 2022 (R)		85,000	84,256
RSHB Capital SA for OJSC Russian Agricultural Bank
sub. bonds FRB 6.97s, 2016 (Russia)		3,585,000	3,548,218
RSHB Capital SA for OJSC Russian Agricultural Bank
144A notes 9s, 2014 (Russia)		1,425,000	1,603,125
Sabra Health Care LP/Sabra Capital Corp. 144A company
guaranty sr. notes 8 1/8s, 2018 (R)		100,000	103,250
Shinhan Bank 144A sr. unsec. bond 6s, 2012 (South
Korea)		137,000	144,953
State Bank of India/London 144A sr. unsec. notes
4 1/2s, 2015 (India)		155,000	158,275
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 4.161s, 2014		60,000	52,500
VTB Bank Via VTB Capital SA 144A sr. unsec. notes
7 1/2s, 2011 (Russia)		1,925,000	2,009,315
VTB Bank Via VTB Capital SA 144A sr. unsec. notes
6 7/8s, 2018 (Russia)		1,385,000	1,464,638
VTB Bank Via VTB Capital SA 144A sr. unsec. notes
6 1/4s, 2035 (Russia)		130,000	133,575
VTB Bank Via VTB Capital SA 144A sr. unsec. unsub.
notes 6.609s, 2012 (Russia)		1,390,000	1,476,111
			18,878,391

Government (0.1%)
International Bank for Reconstruction & Development
sr. unsec. unsub. notes Ser. GDIF, 5 1/4s, 2014
(Supra-Nation)	RUB	9,750,000	311,724
			311,724

Health care (1.3%)
Biomet, Inc. company guaranty sr. unsec. bond 10s, 2017		245,000	267,663
Capella Healthcare, Inc. 144A company guaranty sr.
notes 9 1/4s, 2017		160,000	169,600
CHS/Community Health Systems, Inc. company guaranty
sr. unsec. sub. notes 8 7/8s, 2015		271,000	284,550
ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017
(Luxembourg)	EUR	100,000	135,386
ConvaTec Healthcare E SA 144A sr. unsec. notes
10 1/2s, 2018 (Luxembourg)		$215,000	217,956
DaVita, Inc. company guaranty sr. unsec. notes 6 5/8s,
2020		45,000	44,550
DaVita, Inc. company guaranty sr. unsec. notes 6 3/8s,
2018		145,000	144,275
HCA Holdings, Inc. 144A sr. unsec. notes 7 3/4s, 2021		172,000	172,000
HCA, Inc. company guaranty sr. notes 9 5/8s, 2016 (PIK)		394,000	422,073
HCA, Inc. sr. sec. notes 9 1/4s, 2016		681,000	726,542
HCA, Inc. sr. sec. notes 9 1/8s, 2014		177,000	185,629
Multiplan, Inc. 144A company guaranty sr. notes
9 7/8s, 2018		150,000	159,375
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		164,000	164,820
Select Medical Corp. company guaranty 7 5/8s, 2015		203,000	203,000
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017		310,000	314,650
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)		120,841	122,049
Tenet Healthcare Corp. company guaranty sr. notes 10s,
2018		119,000	138,635
Tenet Healthcare Corp. sr. notes 9s, 2015		483,000	536,130
Tenet Healthcare Corp. 144A sr. unsec. notes 8s, 2020		175,000	177,625
US Oncology Holdings, Inc. sr. unsec. notes FRN
6.737s, 2012 (PIK)		34,510	34,769
Valeant Pharmaceuticals International 144A company
guaranty sr. notes 7s, 2020		30,000	29,625
Valeant Pharmaceuticals International 144A company
guaranty sr. unsec. notes 6 7/8s, 2018		75,000	74,438
Valeant Pharmaceuticals International 144A sr. notes
6 3/4s, 2017		30,000	29,850
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)		305,000	322,281
			5,077,471

Technology (1.2%)
Advanced Micro Devices, Inc. 144A sr. notes 7 3/4s,
2020		60,000	62,250
Buccaneer Merger Sub., Inc. 144A sr. notes 9 1/8s, 2019		163,000	168,298
Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 (PIK)		64,000	64,640

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015		241,000	238,590
Fidelity National Information Services, Inc. 144A
company guaranty sr. notes 7 7/8s, 2020		81,000	85,658
Fidelity National Information Services, Inc. 144A
company guaranty sr. notes 7 5/8s, 2017		201,000	211,553
First Data Corp. company guaranty sr. unsec. notes
10.55s, 2015 (PIK)		278,495	263,874
First Data Corp. company guaranty sr. unsec. notes
9 7/8s, 2015		261,000	248,603
First Data Corp. company guaranty sr. unsec. sub.
notes 11 1/4s, 2016		161,000	140,875
First Data Corp. 144A company guaranty sr. notes
8 7/8s, 2020		75,000	79,125
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 9 1/8s, 2014 (PIK)		24,671	25,781
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014		333,000	347,985
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016		2,000	2,105
Freescale Semiconductor, Inc. 144A company guaranty
sr. notes 10 1/8s, 2018		416,000	466,960
Freescale Semiconductor, Inc. 144A company guaranty
sr. unsec. notes 10 3/4s, 2020		2,000	2,180
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020		470,000	493,500
NXP BV/NXP Funding, LLC 144A company guaranty sr.
notes 9 3/4s, 2018 (Netherlands)		464,000	522,000
Seagate HDD Cayman 144A company guaranty sr. unsec.
notes 7 3/4s, 2018 (Cayman Islands)		186,000	188,325
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015		351,000	368,989
SunGard Data Systems, Inc. 144A sr. unsec. notes
7 5/8s, 2020		209,000	211,613
Unisys Corp. 144A company guaranty sr. sub. notes
14 1/4s, 2015		320,000	384,000
			4,576,904

Transportation (0.2%)
AMGH Merger Sub., Inc. 144A company guaranty sr. notes
9 1/4s, 2018		198,000	207,900
British Airways PLC sr. unsec. 8 3/4s, 2016 (United
Kingdom)	GBP	157,000	257,013
Inaer Aviation Finance Ltd. 144A sr. notes 9 1/2s,
2017 (Spain)	EUR	70,000	89,645
Swift Services Holdings, Inc. 144A company guaranty
sr. notes 10s, 2018		$215,000	225,213
			779,771

Utilities and power (1.6%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		475,000	502,313
Calpine Corp. 144A company guaranty sr. notes 7 7/8s,
2020		165,000	167,063
Calpine Corp. 144A sr. sec. notes 7 1/4s, 2017		425,000	425,000
Dynegy Holdings, Inc. sr. unsec. notes 7 3/4s, 2019		495,000	330,413
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016		151,000	129,860
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		69,000	67,620
Edison Mission Energy sr. unsec. notes 7.2s, 2019		147,000	113,558
Edison Mission Energy sr. unsec. notes 7s, 2017		23,000	18,228
El Paso Natural Gas Co. debs. 8 5/8s, 2022		247,000	300,925
Energy Future Holdings Corp. 144A sr. sec. bond 10s,
2020		595,000	612,120
Energy Future Intermediate Holdings Co., LLC sr. notes
10s, 2020		196,000	202,130
Energy Transfer Equity LP company guaranty sr. unsec.
notes 7 1/2s, 2020		150,000	154,500
GenOn Escrow Corp. 144A sr. notes 9 7/8s, 2020		295,000	292,788
GenOn Escrow Corp. 144A sr. unsec. notes 9 1/2s, 2018		45,000	44,719
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016		115,000	122,763
KCP&L Greater Missouri Operations Co. sr. unsec. notes
7.95s, 2011		18,000	18,090
Majapahit Holding BV 144A company guaranty sr. unsec.
notes 8s, 2019 (Indonesia)		400,000	467,500
Majapahit Holding BV 144A company guaranty sr. unsec.
notes 7 3/4s, 2020 (Indonesia)		1,085,000	1,250,224
Mirant Americas Generation, Inc. sr. unsec. notes
8.3s, 2011		100,000	101,500
NRG Energy, Inc. sr. notes 7 3/8s, 2016		600,000	615,000
NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020		110,000	110,550
NV Energy, Inc. sr. unsec. unsub. notes 6 3/4s, 2017		40,000	41,278
			6,088,142

Total corporate bonds and notes (cost $101,503,786)			$105,024,702

ASSET-BACKED SECURITIES (15.2%)(a)
		Principal amount	Value

Accredited Mortgage Loan Trust FRB Ser. 07-1,
Class A3, 0.391s, 2037		$2,304,000	$1,707,840
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.411s, 2036		107,000	66,152
FRB Ser. 06-HE3, Class A2C, 0.411s, 2036		115,000	55,997
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE4, Class A5, 0.421s, 2036		88,562	60,399
Bear Stearns Asset Backed Securities, Inc. FRB Ser.
04-FR3, Class M6, 5.136s, 2034		49,678	10,536
Bombardier Capital Mortgage Securitization Corp.

Ser. 00-A, Class A4, 8.29s, 2030		454,007	324,615
FRB Ser. 00-A, Class A1, 0.42s, 2030		130,593	19,815
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-NC2, Class A2B, 0.421s, 2036		2,875,597	1,409,043
FRB Ser. 07-OPX1, Class A1A, 0.331s, 2037		442,100	174,935
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030		1,175,933	976,024
Ser. 00-5, Class A7, 8.2s, 2032		437,546	382,853
Ser. 00-1, Class A5, 8.06s, 2031		805,646	640,489
Ser. 00-4, Class A5, 7.97s, 2032		161,285	126,609
Ser. 00-5, Class A6, 7.96s, 2032		608,893	523,648
Ser. 02-1, Class M1F, 7.954s, 2033		44,000	44,772
FRB Ser. 02-1, Class M1A, 2.308s, 2033		2,249,000	1,835,298
FRB Ser. 01-4, Class M1, 2.008s, 2033		295,000	154,758
Countrywide Asset Backed Certificates
Ser. 07-4, Class A2, 5.53s, 2037		2,069,000	1,834,169
FRB Ser. 06-6, Class 2A3, 0.541s, 2036		4,059,000	1,542,420
FRB Ser. 07-7, Class 2A3, 0.491s, 2047		2,847,000	1,174,388
FRB Ser. 07-3, Class 2A3, 0.471s, 2047		1,579,000	548,703
FRB Ser. 07-8, Class 2A3, 0.451s, 2037		1,744,000	668,824
FRB Ser. 07-3, Class 2A2, 0.431s, 2047		859,000	634,406
FRB Ser. 07-6, Class 2A2, 0.431s, 2037		538,000	414,475
FRB Ser. 06-23, Class 2A3, 0.431s, 2037		842,000	443,873
FRB Ser. 06-8, Class 2A3, 0.421s, 2046		660,000	409,200
FRB Ser. 06-22, Class 2A3, 0.421s, 2034		1,637,000	814,899
FRB Ser. 06-24, Class 2A3, 0.411s, 2047		3,064,000	1,409,440
FRB Ser. 07-1, Class 2A3, 0.401s, 2037		1,358,000	516,040
FRB Ser. 07-1, Class 2A2, 0.361s, 2037		1,467,000	1,155,263
Credit-Based Asset Servicing and Securitization
FRB Ser. 06-CB9, Class A2, 0.371s, 2036		1,156,000	529,448
FRB Ser. 07-CB1, Class AF1A, 0.331s, 2037		560,479	205,320
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038		439,620	65,943
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF13, Class A2D, 0.501s, 2036		883,000	449,344
FRB Ser. 07-FF1, Class A2D, 0.481s, 2038		874,000	426,046
FRB Ser. 06-FF18, Class A2D, 0.471s, 2037		934,000	452,990
FRB Ser. 06-FF18, Class A2C, 0.421s, 2037		3,040,000	1,550,400
FRB Ser. 06-FF11, Class 2A3, 0.411s, 2036		871,000	525,849
FRB Ser. 06-FF7, Class 2A3, 0.411s, 2036		560,386	374,279
FRB Ser. 07-FF1, Class A2C, 0.401s, 2038		1,275,000	604,239
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.591s, 2036		244,000	138,039
FRB Ser. 06-2, Class 2A3, 0.431s, 2036		353,000	214,006
Granite Mortgages PLC
FRB Ser. 03-2, Class 2C1, 3.55s, 2043 (F)	EUR	1,430,000	954,533
FRB Ser. 03-2, Class 3C, 3.29s, 2043 (F)	GBP	688,016	459,254
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$858,870	691,391
Ser. 94-4, Class B2, 8.6s, 2019		321,202	165,208
Ser. 93-1, Class B, 8.45s, 2018		208,438	170,918
Ser. 96-8, Class M1, 7.85s, 2027		387,000	374,699
Ser. 95-8, Class B1, 7.3s, 2026		362,579	352,915
Ser. 95-4, Class B1, 7.3s, 2025		371,800	349,936
Ser. 97-6, Class M1, 7.21s, 2029		1,087,000	913,650
Ser. 98-2, Class A6, 6.81s, 2028		284,904	295,188
Ser. 99-3, Class A7, 6.74s, 2031		455,650	462,485
FRN Ser. 98-4, Class A6, 6.53s, 2030		138,386	140,533
Ser. 99-2, Class A7, 6.44s, 2030		35,855	34,773
Ser. 99-1, Class A6, 6.37s, 2025		12,499	12,749
Ser. 98-4, Class A5, 6.18s, 2030		349,188	353,825
Greenpoint Manufactured Housing Ser. 00-3, Class IA,
8.45s, 2031		1,384,786	1,426,330
GSAA Home Equity Trust
FRB Ser. 06-19, Class A3A, 0.501s, 2036		434,466	240,042
FRB Ser. 06-11, Class 2A2, 0.421s, 2036		879,013	465,877
FRB Ser. 06-19, Class A1, 0.351s, 2036		1,668,891	817,757
FRB Ser. 06-17, Class A1, 0.321s, 2036		1,377,493	674,971
FRB Ser. 06-12, Class A1, 0.311s, 2036		1,300,228	657,135
GSAMP Trust FRB Ser. 07-HE2, Class A2A, 0.381s, 2047		568,506	534,680
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 2.261s, 2030		392,356	9,809
FRB Ser. 05-1A, Class E, 2.061s, 2030		81,322	12,198
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.591s, 2036		122,000	99,650
JPMorgan Mortgage Acquisition Corp. FRB Ser. 06-FRE1,
Class A4, 0.551s, 2035		103,000	69,597
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037		924,541	702,651
FRB Ser. 07-3, Class 1BA2, 6.17s, 2037		892,343	417,170
FRB Ser. 07-1, Class 1A3, 0.381s, 2037		4,545,596	1,869,376
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 0.881s, 2035		255,000	175,301
FRB Ser. 06-4, Class 2A4, 0.521s, 2036		117,000	45,355
FRB Ser. 06-WL1, Class 2A3, 0.501s, 2046		2,073,070	1,502,976
FRB Ser. 06-6, Class 2A3, 0.411s, 2036		4,112,000	1,668,473
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 3.511s, 2032		1,328,356	1,195,520
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 0.411s, 2036		53,428	31,064
Merrill Lynch First Franklin Mortgage Loan Asset
Backed Certificates
FRB Ser. 07-1, Class A2C, 0.511s, 2037		1,760,000	853,600
FRB Ser. 07-1, Class A2B, 0.431s, 2037		1,226,819	675,977
Merrill Lynch Mortgage Investors Trust FRB Ser.
07-HE1, Class A2B, 0.431s, 2037		1,039,414	377,823
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		99,672	93,339
Morgan Stanley Capital, Inc. FRB Ser. 04-HE8,
Class B3, 3.461s, 2034		51,303	6,921
Novastar Home Equity Loan

FRB Ser. 06-1, Class A2C, 0.421s, 2036		1,058,380	550,679
FRB Ser. 06-2, Class A2C, 0.411s, 2036		1,275,000	741,762
FRB Ser. 06-6, Class A2B, 0.361s, 2037		718,373	468,149
Oakwood Mortgage Investors, Inc.
Ser. 99-D, Class A1, 7.84s, 2029		728,756	732,400
Ser. 00-A, Class A2, 7.765s, 2017		107,631	74,300
Ser. 95-B, Class B1, 7.55s, 2021		208,925	152,762
Ser. 00-D, Class A4, 7.4s, 2030		1,608,000	1,069,320
Ser. 02-B, Class A4, 7.09s, 2032		365,446	354,922
Ser. 99-B, Class A4, 6.99s, 2026		712,084	690,722
Ser. 02-A, Class A4, 6.97s, 2032		43,064	43,280
Ser. 01-D, Class A4, 6.93s, 2031		576,160	462,369
Ser. 01-E, Class A4, 6.81s, 2031		766,528	663,047
Ser. 99-B, Class A3, 6.45s, 2017		169,641	157,766
Ser. 01-C, Class A2, 5.92s, 2017		817,575	416,963
Ser. 02-C, Class A1, 5.41s, 2032		907,452	871,153
Ser. 01-E, Class A2, 5.05s, 2031		813,651	630,580
Ser. 02-A, Class A2, 5.01s, 2020		189,256	164,831
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030		327,154	314,068
FRB Ser. 01-B, Class A2, 0.635s, 2018		35,541	31,159
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.451s, 2036		89,609	68,518
FRB Ser. 07-RZ1, Class A2, 0.421s, 2037		176,000	108,574
Residential Asset Securities Corp.
FRB Ser. 05-EMX1, Class M2, 0.991s, 2035		217,206	157,652
Ser. 01-KS3, Class AII, 0.721s, 2031		1,174,179	928,865
Securitized Asset Backed Receivables, LLC
FRB Ser. 06-WM3, Class A2, 0.421s, 2036		1,052,745	415,834
FRB Ser. 06-WM2, Class A2C, 0.421s, 2036		1,096,844	416,801
FRB Ser. 07-BR4, Class A2A, 0.351s, 2037		246,669	170,152
FRB Ser. 07-BR3, Class A2A, 0.331s, 2037		1,763,157	1,146,052
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, 0.471s, 2036		246,000	97,787
Soundview Home Equity Loan Trust FRB Ser. 06-OPT3,
Class 2A3, 0.431s, 2036		117,000	96,084
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038		476,340	57,211
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037		390,000	136,500
WAMU Asset-Backed Certificates FRB Ser. 07-HE2,
Class 2A1, 0.371s, 2037		328,630	219,295

Total asset-backed securities (cost $61,947,162)			$58,580,992

FOREIGN GOVERNMENT BONDS AND NOTES (7.9%)(a)
		Principal amount	Value

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s,
2013		$197,000	$197,985
Argentina (Republic of) sr. unsec. bonds FRB 0.45s,
2013		1,431,000	502,997
Argentina (Republic of) sr. unsec. unsub. bonds 7s,
2015		4,411,000	4,236,766
Argentina (Republic of) sr. unsec. unsub. bonds Ser. $
V, 10 1/2s, 2012	ARS	2,039,000	490,645
Argentina (Republic of) sr. unsec. unsub. bonds FRB
0.677s, 2012		$21,601,000	5,130,238
Banco Nacional de Desenvolvimento Economico e Social
144A notes 5 1/2s, 2020 (Brazil)		100,000	102,750
Brazil (Federal Republic of) notes 10s, 2017	BRL	1,500	872,656
Brazil (Federal Republic of) unsub. notes 10s, 2014	BRL	990	594,292
Chile (Republic of) notes 5 1/2s, 2020	CLP	170,000,000	372,765
Export-Import Bank of Korea 144A sr. unsec. unsub.
notes 5.1s, 2013 (South Korea)	INR	22,600,000	486,244
Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017		$230,000	258,929
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
6 7/8s, 2018		550,000	638,000
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
6 3/4s, 2014		1,590,000	1,788,416
Industrial Bank of Korea 144A sr. notes 7 1/8s, 2014		325,000	364,833
Philippines (Republic of) sr. unsec. unsub. bonds
6 1/2s, 2020		1,350,000	1,559,250
Russia (Federation of) 144A unsec. unsub. bonds
7 1/2s, 2030		2,183,800	2,536,506
South Africa (Republic of) sr. unsec. unsub. notes
6 7/8s, 2019		430,000	503,638
Sri Lanka (Republic of) 144A notes 7.4s, 2015		200,000	220,824
Turkey (Republic of) bonds 16s, 2012	TRY	175,000	124,731
Turkey (Republic of) sr. unsec. notes 7 1/2s, 2019		$810,000	973,353
Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017		1,505,000	1,775,795
Ukraine (Government of) sr. unsec. bonds 6.385s, 2012		125,000	126,198
Ukraine (Government of) sr. unsec. unsub. bonds Ser.
REGS, 6 7/8s, 2011		400,000	401,480
Ukraine (Government of) 144A bonds 7 3/4s, 2020		710,000	722,425
Ukraine (Government of) 144A sr. unsec. bonds 6 7/8s,
2011		100,000	100,375
Ukraine (Government of) 144A sr. unsec. unsub. notes
7.65s, 2013		400,000	421,000
Ukraine (Government of ) Financing of Infrastructural
Projects State Enterprise 144A govt. guaranty notes
8 3/8s, 2017		525,000	548,746
Venezuela (Republic of) bonds 8 1/2s, 2014		450,000	381,767
Venezuela (Republic of) unsec. notes 10 3/4s, 2013		1,985,000	1,898,791
Venezuela (Republic of) unsec. notes FRN Ser. REGS,
1.288s, 2011		770,000	762,369
Venezuela (Republic of) 144A unsec. bonds 13 5/8s, 2018		1,285,000	1,233,806

Total foreign government bonds and notes (cost $27,137,341)			$30,328,570

SENIOR LOANS (3.7%)(a)(c)
	Principal amount	Value

Basic materials (0.1%)
Georgia-Pacific, LLC bank term loan FRN Ser. B2, 2.3s,
2012	$94,818	$94,678
Momentive Performance Materials, Inc. bank term loan
FRN 2.563s, 2013	159,171	154,683
Smurfit-Stone Container Enterprises, Inc. bank term
loan FRN 6 3/4s, 2016	139,300	141,320
		390,681

Communication services (0.7%)
CCO Holdings, LLC / CCO Holdings Capital Corp. bank
term loan FRN 2.756s, 2014	200,000	192,417
Charter Communications Operating, LLC bank term loan
FRN Ser. l, 7 1/4s, 2014	187,732	194,605
Charter Communications, Inc. bank term loan FRN Ser.
C, 3.54s, 2016	815,318	803,644
Insight Midwest, LP bank term loan FRN Ser. B, 2.021s,
2014	119,814	116,294
Intelsat Corp. bank term loan FRN Ser. B2-A, 2.79s,
2014	206,789	206,789
Intelsat Corp. bank term loan FRN Ser. B2-B, 2.79s,
2014	206,724	206,724
Intelsat Corp. bank term loan FRN Ser. B2-C, 2.79s,
2014	206,724	206,724
Intelsat Jackson Holdings SA bank term loan FRN 3.29s,
2014 (Luxembourg)	460,000	436,425
Level 3 Communications, Inc. bank term loan FRN
2.539s, 2014	158,000	149,261
Level 3 Financing, Inc. bank term loan FRN Ser. B,
11 1/2s, 2014	95,000	102,422
		2,615,305

Consumer cyclicals (1.5%)
Brickman Group Holdings, Inc. bank term loan FRN
Ser. B, 7 1/4s, 2016	440,000	445,133
CCM Merger, Inc. bank term loan FRN Ser. B, 8 1/2s,
2012	438,085	438,268
Cedar Fair LP bank term loan FRN Ser. B, 5 1/2s, 2016	78,779	79,524
Centage Learning Acquisitions, Inc. bank term loan FRN
Ser. B, 2.54s, 2014	288,943	272,239
Centage Learning Acquisitions, Inc. bank term loan FRN
Ser. B3, 3.764s, 2014	192,949	148,791
Clear Channel Communications, Inc. bank term loan FRN
Ser. B, 3.903s, 2016	244,851	212,285
Compucom Systems, Inc. bank term loan FRN 3.76s, 2014	122,382	115,957
Dana Corp. bank term loan FRN 4.535s, 2015	160,655	161,233
Dex Media West, LLC bank term loan FRN Ser. A, 7s, 2014	149,498	135,803
Federal Mogul Corp. bank term loan FRN Ser. B, 2.206s,
2014	69,348	65,101
Federal Mogul Corp. bank term loan FRN Ser. C, 2.199s,
2015	35,382	33,215
GateHouse Media, Inc. bank term loan FRN Ser. B,
2.52s, 2014	219,537	85,510
GateHouse Media, Inc. bank term loan FRN Ser. B,
2.27s, 2014	512,344	199,558
GateHouse Media, Inc. bank term loan FRN Ser. DD,
2.27s, 2014	191,173	74,462
Golden Nugget, Inc. bank term loan FRN 2.431s, 2014
(PIK)	57,595	46,316
Golden Nugget, Inc. bank term loan FRN Ser. B, 2.26s,
2014 (PIK)	101,178	81,364
Goodman Global, Inc. bank term loan FRN 9s, 2017	120,000	123,570
Goodman Global, Inc. bank term loan FRN 5 3/4s, 2016	242,393	243,301
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B1, 3.288s, 2015	265,000	239,245
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 3.288s, 2015	309,439	279,656
Isle of Capri Casinos, Inc. bank term loan FRN 5s, 2013	86,580	86,428
Isle of Capri Casinos, Inc. bank term loan FRN Ser. A,
5s, 2013	30,460	30,407
Isle of Capri Casinos, Inc. bank term loan FRN Ser. B,
5s, 2013	34,632	34,571
Jarden Corp. bank term loan FRN Ser. B4, 3.539s, 2015	164,431	163,557
Michaels Stores, Inc. bank term loan FRN Ser. B,
2.563s, 2013	112,842	109,753
National Bedding Co. bank term loan FRN 2.319s, 2013	72,842	72,114
R.H. Donnelley, Inc. bank term loan FRN Ser. B, 9s,
2014	541,714	425,439
Realogy Corp. bank term loan FRN 0.105s, 2013	82,585	77,513
Realogy Corp. bank term loan FRN Ser. B, 3.286s, 2013	605,862	568,656
ServiceMaster Co. (The) bank term loan FRN Ser. B,
2.771s, 2014	225,830	216,204
ServiceMaster Co. (The) bank term loan FRN Ser. DD,
2.76s, 2014	22,881	21,906
Six Flags Theme Parks bank term loan FRN Ser. B,
5 1/4s, 2016	212,857	214,587
Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014
(In default) (NON)	463,000	321,322
Univision Communications, Inc. bank term loan FRN
4.506s, 2017	172,664	164,548
		5,987,536

Consumer staples (0.4%)
Burger King Holdings, Inc. bank term loan FRN Ser. B,
6 1/4s, 2016			140,000	141,950
Claire's Stores, Inc. bank term loan FRN 3.043s, 2014			228,002	211,358
Revlon Consumer Products bank term loan FRN 6.001s,
2015			960,175	962,125
Rite-Aid Corp. bank term loan FRN Ser. B, 2.017s, 2014			97,250	88,306
Spectrum Brands, Inc. bank term loan FRN 8s, 2016			145,067	147,696
West Corp. bank term loan FRN Ser. B2, 2.634s, 2013			23,165	22,908
West Corp. bank term loan FRN Ser. B5, 4.509s, 2016			56,763	56,881
				1,631,224

Energy (0.2%)
EPCO Holdings, Inc. bank term loan FRN Ser. A, 1.261s,
2012			218,000	209,280
Hercules Offshore, Inc. bank term loan FRN Ser. B, 6s,
2013			130,296	121,641
MEG Energy Corp. bank term loan FRN 6s, 2016 (Canada)			409,689	410,201
				741,122

Financials (0.1%)
AGFS Funding Co. bank term loan FRN 7 1/4s, 2015			105,000	106,378
Fifth Third Processing Solutions, Inc. bank term loan
FRN 8 1/4s, 2017			45,000	45,712
HUB International Holdings, Inc. bank term loan FRN
6 3/4s, 2014			72,088	71,871
				223,961

Health care (0.4%)
Ardent Health Systems bank term loan FRN Ser. B,
6 1/2s, 2015			150,243	150,150
Grifols SA bank term loan FRN Ser. B, 6s, 2016 (Spain)			100,000	101,042
Health Management Associates, Inc. bank term loan FRN
2.039s, 2014			644,678	631,623
IASIS Healthcare, LLC bank term loan FRN Ser. DD,
2.256s, 2014			118,838	115,986
IASIS Healthcare, LLC bank term loan FRN 7.62s, 2014			32,503	31,723
IASIS Healthcare Corp. bank term loan FRN 5.538s, 2014
(PIK)			133,044	127,722
IASIS Healthcare, LLC bank term loan FRN Ser. B,
2.256s, 2014			343,340	335,100
Multiplan, Inc. bank term loan FRN Ser. B, 6 1/2s, 2017			141,081	142,448
				1,635,794

Technology (0.1%)
Avaya, Inc. bank term loan FRN Ser. B1, 3.034s, 2014			151,754	143,824
Ceridian Corp. bank term loan FRN 3.269s, 2014			123,000	116,952
				260,776

Utilities and power (0.2%)
NRG Energy, Inc. bank term loan FRN 3.539s, 2015			171,649	170,331
NRG Energy, Inc. bank term loan FRN 2.039s, 2013			42,882	42,839
NRG Energy, Inc. bank term loan FRN 1.789s, 2013			66	65
NRG Energy, Inc. bank term loan FRN Ser. B, 3.539s,
2015			204,060	203,890
Texas Competitive Electric Holdings Co., LLC bank term
loan FRN Ser. B2, 3.764s, 2014			265,259	204,913
				622,038

Total senior loans (cost $14,926,621)				$14,108,437

PURCHASED OPTIONS OUTSTANDING (2.5%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.565%
versus the three month USD-LIBOR-BBA maturing
January 25, 2041.	Jan-11/3.565		$70,524,400	$7,042,567
Option on an interest rate swap with Credit Suisse
International for the right to pay a fixed rate
of 1.578% versus the six month CHF-LIBOR-BBA maturing
December 24, 2013.	Dec-11/1.578	CHF	15,780,000	39,527
Option on an interest rate swap with Credit Suisse
International for the right to pay a fixed rate
of 1.602% versus the six month CHF-LIBOR-BBA maturing
December 22, 2013.	Dec-11/1.602	CHF	15,780,000	37,477
Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.7375%
versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	Mar-11/3.7375		$40,294,600	1,304,336
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	Mar-11/3.665		40,294,600	1,116,160
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.565% versus the three month USD-LIBOR-BBA maturing
January 25, 2041.	Jan-11/3.565		70,524,400	23,273

Total purchased options outstanding (cost $7,229,289)				$9,563,340

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (0.3%)(a)
			Principal amount	Value

Government National Mortgage Association Pass-Through
Certificates 6 1/2s, November 20, 2038			$1,178,057	$1,307,552

Total U.S. government and agency mortgage obligations (cost $1,246,900)				$1,307,552

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s,
2015			$238,000	$239,785
Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			157,000	314,317
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			195,000	247,650

Total convertible bonds and notes (cost $543,042)				$801,752

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A Ser. G, 7.00% cum. pfd.			228	$215,481

Total preferred stocks (cost $76,202)				$215,481

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
			Shares	Value

General Motors Co. Ser. B, $2.375 cv. pfd.			3,856	$208,648
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)			667	267

Total convertible preferred stocks (cost $821,499)				$208,915

COMMON STOCKS (--%)(a)
			Shares	Value

Bohai Bay Litigation, LLC (Escrow) (F)			991	$3,091
Nortek, Inc. (NON)			2,458	88,488
Trump Entertainment Resorts, Inc. (F)(NON)			94	1,504
Vertis Holdings, Inc. (F)(NON)			11,336	11

Total common stocks (cost $88,004)				$93,094

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	20	$125
Smurfit Kappa Group PLC 144A (Ireland) (F)	10/01/13	EUR .001	508	25,768
Vertis Holdings, Inc. (F)	10/18/15	$0.01	752	--

Total warrants (cost $19,277)				$25,893

SHORT-TERM INVESTMENTS (27.1%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.15% (e)			24,342,327	$24,342,327
U.S. Treasury Bills with effective yields ranging from
0.23% to 0.26%, October 20, 2011 (SEG) (SEGSF)			$25,491,000	25,449,450
U.S. Treasury Bills with effective yields ranging from
0.19% to 0.24%, August 25, 2011 (SEG) (SEGSF)			14,162,000	14,139,440
U.S. Treasury Bills with effective yields ranging from
0.22% to 0.24%, July 28, 2011 (SEG) (SEGSF)			6,328,000	6,318,698
U.S. Treasury Bills with effective yields ranging from
0.20% to 0.27%, June 2, 2011 (SEG) (SEGSF)			5,067,000	5,061,234
U.S. Treasury Bills with effective yields ranging from
0.16% to 0.29%, March 10, 2011 (SEGSF)			25,245,000	25,239,446
Egypt Treasury Bills with an effective yield of 9.83%,
May 31, 2011		EGP	6,125,000	1,013,078
Egypt Treasury Bills with an effective yield of 9.86%,
May 3, 2011		EGP	5,300,000	883,762
Egypt Treasury Bills with an effective yield of 9.52%,
April 5, 2011		EGP	5,700,000	957,934
Egypt Treasury Bills with an effective yield of 9.33%,
February 1, 2011		EGP	2,825,000	483,209
Egypt Treasury Bills with an effective yield
of 9.785%, April 5, 2011		EGP	550,000	92,432
Egypt Treasury Bills with an effective yield
of 10.10%, March 8, 2011		EGP	575,000	97,372

Total short-term investments (cost $104,116,283)				$104,078,382

TOTAL INVESTMENTS

Total investments (cost $440,552,216) (b)				$452,572,874

FORWARD CURRENCY CONTRACTS at 12/31/10 (aggregate face value $210,171,975) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	1/19/11	$3,755,099	$3,523,414	$231,685
	Brazilian Real	Buy	1/19/11	937,036	914,490	22,546
	British Pound	Buy	1/19/11	673,955	671,933	2,022
	Canadian Dollar	Sell	1/19/11	897,173	886,851	(10,322)
	Chilean Peso	Buy	1/19/11	392,984	392,316	668
	Czech Koruna	Buy	1/19/11	258,557	258,499	58
	Euro	Sell	1/19/11	3,003,416	2,957,111	(46,305)
	Japanese Yen	Buy	1/19/11	1,300,505	1,254,234	46,271
	Mexican Peso	Sell	1/19/11	29,135	29,078	(57)
	Norwegian Krone	Buy	1/19/11	1,515,596	1,471,098	44,498
	Singapore Dollar	Sell	1/19/11	824,758	813,373	(11,385)
	South Korean Won	Buy	1/19/11	418,084	410,010	8,074
	Swedish Krona	Buy	1/19/11	2,876,726	2,787,522	89,204
	Swiss Franc	Buy	1/19/11	626,968	628,186	(1,218)
	Taiwan Dollar	Sell	1/19/11	407,515	396,431	(11,084)
	Turkish Lira	Buy	1/19/11	394,301	411,082	(16,781)

Barclays Bank PLC
	Australian Dollar	Sell	1/19/11	93,796	88,045	(5,751)
	Brazilian Real	Buy	1/19/11	1,245,999	1,219,817	26,182
	British Pound	Sell	1/19/11	660,389	662,972	2,583
	Canadian Dollar	Sell	1/19/11	2,785,614	2,734,725	(50,889)
	Chilean Peso	Buy	1/19/11	363,256	362,215	1,041
	Czech Koruna	Buy	1/19/11	310,459	310,259	200
	Euro	Sell	1/19/11	5,716,279	5,632,271	(84,008)
	Hungarian Forint	Sell	1/19/11	802,439	793,892	(8,547)
	Japanese Yen	Sell	1/19/11	4,041,809	3,945,835	(95,974)
	Mexican Peso	Buy	1/19/11	373,948	373,200	748
	New Zealand Dollar	Sell	1/19/11	815,075	805,277	(9,798)
	Norwegian Krone	Buy	1/19/11	2,362,398	2,295,944	66,454
	Polish Zloty	Buy	1/19/11	57,915	56,412	1,503
	Singapore Dollar	Sell	1/19/11	1,241,457	1,226,897	(14,560)
	South Korean Won	Buy	1/19/11	412,193	407,477	4,716
	Swedish Krona	Buy	1/19/11	689,755	670,130	19,625
	Swiss Franc	Buy	1/19/11	241,405	224,809	16,596
	Taiwan Dollar	Sell	1/19/11	16,940	16,338	(602)
	Turkish Lira	Sell	1/19/11	90,953	92,774	1,821

Citibank, N.A.
	Australian Dollar	Buy	1/19/11	2,679,309	2,513,160	166,149
	Brazilian Real	Sell	1/19/11	685,303	672,085	(13,218)
	British Pound	Sell	1/19/11	577,275	575,365	(1,910)
	Canadian Dollar	Sell	1/19/11	581,445	567,438	(14,007)
	Chilean Peso	Sell	1/19/11	24,103	23,447	(656)
	Czech Koruna	Buy	1/19/11	295,232	296,028	(796)
	Danish Krone	Buy	1/19/11	241,473	239,803	1,670
	Euro	Sell	1/19/11	2,247,548	2,196,281	(51,267)
	Hungarian Forint	Sell	1/19/11	20,243	20,006	(237)
	Japanese Yen	Sell	1/19/11	784,348	756,360	(27,988)
	Mexican Peso	Buy	1/19/11	392,176	388,961	3,215
	New Zealand Dollar	Buy	1/19/11	14,774	14,126	648
	Norwegian Krone	Buy	1/19/11	448,109	429,447	18,662
	Polish Zloty	Buy	1/19/11	1,161,873	1,154,438	7,435
	Singapore Dollar	Sell	1/19/11	421,448	415,458	(5,990)
	South African Rand	Sell	1/19/11	12,996	12,397	(599)
	South Korean Won	Buy	1/19/11	776,867	764,742	12,125
	Swedish Krona	Buy	1/19/11	361,501	351,205	10,296
	Swiss Franc	Buy	1/19/11	347,863	323,925	23,938
	Taiwan Dollar	Sell	1/19/11	15,304	14,775	(529)
	Turkish Lira	Buy	1/19/11	265,996	277,691	(11,695)

Credit Suisse AG
	Australian Dollar	Buy	1/19/11	3,897,836	3,798,457	99,379
	British Pound	Sell	1/19/11	930,158	933,809	3,651
	Canadian Dollar	Sell	1/19/11	2,793,195	2,739,654	(53,541)
	Euro	Sell	1/19/11	2,383,800	2,345,193	(38,607)
	Japanese Yen	Sell	1/19/11	793,666	765,337	(28,329)
	Malaysian Ringgit	Buy	1/19/11	776,151	761,570	14,581
	Norwegian Krone	Sell	1/19/11	214,218	205,050	(9,168)
	Polish Zloty	Buy	1/19/11	10,304	10,027	277
	South African Rand	Buy	1/19/11	814,074	795,039	19,035
	South Korean Won	Buy	1/19/11	386,830	379,991	6,839
	Swedish Krona	Sell	1/19/11	218,459	213,620	(4,839)
	Swiss Franc	Sell	1/19/11	2,531,862	2,357,070	(174,792)
	Taiwan Dollar	Sell	1/19/11	396,676	384,869	(11,807)
	Turkish Lira	Buy	1/19/11	387,763	403,897	(16,134)

Deutsche Bank AG
	Australian Dollar	Buy	1/19/11	2,146,267	2,013,320	132,947
	Brazilian Real	Buy	1/19/11	836,691	809,073	27,618
	Canadian Dollar	Buy	1/19/11	358,608	350,941	7,667
	Chilean Peso	Buy	1/19/11	395,822	385,128	10,694
	Czech Koruna	Buy	1/19/11	291,179	291,194	(15)
	Euro	Sell	1/19/11	825,799	808,889	(16,910)
	Hungarian Forint	Buy	1/19/11	372,091	372,923	(832)

Malaysian Ringgit	Buy	1/19/11	958,988	941,764	17,224
Mexican Peso	Sell	1/19/11	34,459	34,296	(163)
New Zealand Dollar	Sell	1/19/11	411,426	391,137	(20,289)
Norwegian Krone	Buy	1/19/11	82,281	78,763	3,518
Polish Zloty	Buy	1/19/11	1,559,265	1,547,448	11,817
Singapore Dollar	Sell	1/19/11	810,590	798,819	(11,771)
South Korean Won	Buy	1/19/11	385,297	379,884	5,413
Swedish Krona	Sell	1/19/11	696,533	676,036	(20,497)
Swiss Franc	Sell	1/19/11	1,966,799	1,831,492	(135,307)
Taiwan Dollar	Sell	1/19/11	5,340	5,146	(194)
Turkish Lira	Sell	1/19/11	109,920	112,055	2,135

Goldman Sachs International
Australian Dollar	Buy	1/19/11	3,059,703	2,871,522	188,181
British Pound	Sell	1/19/11	467,964	461,665	(6,299)
Canadian Dollar	Sell	1/19/11	2,480,229	2,424,118	(56,111)
Chilean Peso	Sell	1/19/11	18,118	17,625	(493)
Euro	Sell	1/19/11	4,579,201	4,475,227	(103,974)
Hungarian Forint	Sell	1/19/11	2,425	2,388	(37)
Japanese Yen	Sell	1/19/11	65,027	62,683	(2,344)
Norwegian Krone	Buy	1/19/11	333,702	319,516	14,186
Polish Zloty	Buy	1/19/11	384,665	382,125	2,540
South African Rand	Buy	1/19/11	3,924	3,664	260
Swedish Krona	Sell	1/19/11	1,181,518	1,147,702	(33,816)
Swiss Franc	Buy	1/19/11	138,696	129,145	9,551

HSBC Bank USA, National Association
Australian Dollar	Buy	1/19/11	1,841,393	1,803,475	37,918
British Pound	Sell	1/19/11	1,586,095	1,581,294	(4,801)
Euro	Sell	1/19/11	3,449,610	3,415,746	(33,864)
Japanese Yen	Sell	1/19/11	463,475	446,971	(16,504)
Norwegian Krone	Sell	1/19/11	1,646,864	1,576,620	(70,244)
Singapore Dollar	Sell	1/19/11	814,249	803,040	(11,209)
South Korean Won	Buy	1/19/11	399,182	394,441	4,741
Swiss Franc	Sell	1/19/11	1,134,626	1,055,789	(78,837)
Taiwan Dollar	Sell	1/19/11	415,805	400,469	(15,336)

JPMorgan Chase Bank, N.A.
Australian Dollar	Buy	1/19/11	282,511	264,757	17,754
Brazilian Real	Buy	1/19/11	973,668	953,765	19,903
British Pound	Sell	1/19/11	1,093,891	1,078,598	(15,293)
Canadian Dollar	Sell	1/19/11	182,769	178,309	(4,460)
Chilean Peso	Buy	1/19/11	417,527	414,448	3,079
Czech Koruna	Buy	1/19/11	239,779	239,726	53
Euro	Sell	1/19/11	8,096,067	7,915,512	(180,555)
Hungarian Forint	Sell	1/19/11	342,267	338,107	(4,160)
Japanese Yen	Sell	1/19/11	1,284,490	1,236,555	(47,935)
Malaysian Ringgit	Buy	1/19/11	678,674	666,349	12,325
Mexican Peso	Buy	1/19/11	202,868	200,911	1,957
New Zealand Dollar	Sell	1/19/11	437,475	425,804	(11,671)
Norwegian Krone	Buy	1/19/11	472,929	453,382	19,547
Polish Zloty	Sell	1/19/11	2,835,016	2,822,812	(12,204)
Singapore Dollar	Sell	1/19/11	846,943	835,856	(11,087)
South African Rand	Buy	1/19/11	418,463	390,822	27,641
South Korean Won	Buy	1/19/11	402,166	397,214	4,952
Swedish Krona	Buy	1/19/11	1,795,887	1,741,401	54,486
Swiss Franc	Sell	1/19/11	2,763,093	2,572,825	(190,268)
Taiwan Dollar	Sell	1/19/11	416,460	399,574	(16,886)
Turkish Lira	Buy	1/19/11	408,478	425,879	(17,401)

Royal Bank of Scotland PLC (The)
Australian Dollar	Buy	1/19/11	4,874,517	4,648,258	226,259
Brazilian Real	Buy	1/19/11	783,186	762,077	21,109
British Pound	Sell	1/19/11	664,443	655,476	(8,967)
Canadian Dollar	Sell	1/19/11	1,343,248	1,310,563	(32,685)
Czech Koruna	Buy	1/19/11	226,313	221,272	5,041
Euro	Sell	1/19/11	3,864,515	3,795,311	(69,204)
Hungarian Forint	Sell	1/19/11	445,320	438,636	(6,684)
Japanese Yen	Sell	1/19/11	1,354,808	1,306,992	(47,816)
Malaysian Ringgit	Buy	1/19/11	776,183	761,723	14,460
Norwegian Krone	Buy	1/19/11	2,942,685	2,859,962	82,723
Polish Zloty	Buy	1/19/11	495,781	483,986	11,795
Singapore Dollar	Sell	1/19/11	775,171	766,891	(8,280)
South African Rand	Buy	1/19/11	789,259	763,807	25,452
Swedish Krona	Buy	1/19/11	1,072,721	1,039,924	32,797
Swiss Franc	Sell	1/19/11	2,471,243	2,300,499	(170,744)
Taiwan Dollar	Sell	1/19/11	394,241	381,617	(12,624)
Turkish Lira	Sell	1/19/11	456,899	465,521	8,622

State Street Bank and Trust Co.
Australian Dollar	Buy	1/19/11	1,317,023	1,235,262	81,761
British Pound	Buy	1/19/11	3,606,956	3,596,103	10,853
Canadian Dollar	Sell	1/19/11	1,536,260	1,505,842	(30,418)
Euro	Sell	1/19/11	5,894,516	5,807,123	(87,393)
Hungarian Forint	Sell	1/19/11	42,154	41,610	(544)
Japanese Yen	Sell	1/19/11	2,101,488	2,032,598	(68,890)
Malaysian Ringgit	Buy	1/19/11	869,643	854,719	14,924
Mexican Peso	Buy	1/19/11	898	895	3
Norwegian Krone	Buy	1/19/11	100,960	99,714	1,246
Polish Zloty	Buy	1/19/11	464,803	462,628	2,175
Swedish Krona	Buy	1/19/11	2,904,075	2,834,733	69,342

	Swiss Franc	Sell	1/19/11	1,899,218	1,768,067	(131,151)
	Taiwan Dollar	Sell	1/19/11	421,588	404,100	(17,488)

UBS AG
	Australian Dollar	Buy	1/19/11	4,987,522	4,811,917	175,605
	British Pound	Sell	1/19/11	1,254,661	1,239,285	(15,376)
	Canadian Dollar	Sell	1/19/11	1,163,392	1,150,561	(12,831)
	Czech Koruna	Sell	1/19/11	134,073	129,737	(4,336)
	Euro	Sell	1/19/11	2,264,663	2,214,949	(49,714)
	Hungarian Forint	Sell	1/19/11	384,817	380,284	(4,533)
	Japanese Yen	Sell	1/19/11	6,427,508	6,220,577	(206,931)
	Mexican Peso	Buy	1/19/11	467,299	464,135	3,164
	Norwegian Krone	Buy	1/19/11	6,355,863	6,113,747	242,116
	Polish Zloty	Buy	1/19/11	393,251	382,291	10,960
	South African Rand	Buy	1/19/11	1,262,090	1,200,053	62,037
	Swedish Krona	Buy	1/19/11	449,564	435,582	13,982
	Swiss Franc	Sell	1/19/11	1,365,642	1,318,355	(47,287)

Westpac Banking Corp.
	Australian Dollar	Buy	1/19/11	684,361	668,257	16,104
	British Pound	Buy	1/19/11	1,051,009	1,047,093	3,916
	Canadian Dollar	Sell	1/19/11	193,915	189,331	(4,584)
	Euro	Sell	1/19/11	4,863,069	4,798,051	(65,018)
	Japanese Yen	Sell	1/19/11	1,244,472	1,200,650	(43,822)
	New Zealand Dollar	Sell	1/19/11	15,707	15,295	(412)
	Norwegian Krone	Buy	1/19/11	464,902	445,623	19,279
	Swedish Krona	Buy	1/19/11	3,093,859	3,020,822	73,037
	Swiss Franc	Sell	1/19/11	1,790,939	1,737,694	(53,245)

Total						$(344,870)

FUTURES CONTRACTS OUTSTANDING at 12/31/10 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	29	$3,287,367	Mar-11	$14,063
Canadian Government Bond 10 yr (Long)	173	21,298,724	Mar-11	92,497
Euro-Bobl 5 yr (Short)	6	952,960	Mar-11	3,831
Euro-Bund 10 yr (Long)	118	19,771,875	Mar-11	7,314
Japanese Government Bond 10 yr (Short)	29	50,230,229	Mar-11	(350,932)
Japanese Government Bond 10 yr Mini (Long)	5	866,038	Mar-11	37
U.K. Gilt 10 yr (Long)	155	28,884,348	Mar-11	35,959
U.S. Treasury Bond 20 yr (Long)	47	5,739,875	Mar-11	(197,839)
U.S. Treasury Bond 30 yr (Long)	977	124,170,594	Mar-11	(1,911,958)
U.S. Treasury Note 5 yr (Long)	47	5,532,781	Mar-11	21,637

Total				$(2,285,391)

WRITTEN OPTIONS OUTSTANDING at 12/31/10 (premiums received $34,655,716) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.49% versus the three month
USD-LIBOR-BBA maturing August 17, 2021.	$11,060,000	Aug-11/4.49	$873,740
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month
USD-LIBOR-BBA maturing July 26, 2021.	20,362,000	Jul-11/4.525	1,686,944
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month
USD-LIBOR-BBA maturing August 19, 2021.	7,124,000	Aug-11/4.475	83,422
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month
USD-LIBOR-BBA maturing August 19, 2021.	7,124,000	Aug-11/4.475	558,237
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month
USD-LIBOR-BBA maturing August 17, 2021.	5,530,000	Aug-11/4.55	57,678
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month
USD-LIBOR-BBA maturing August 17, 2021.	11,060,000	Aug-11/4.49	121,660
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month
USD-LIBOR-BBA maturing August 17, 2021.	5,530,000	Aug-11/4.55	463,082
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.765% versus the three month
USD-LIBOR-BBA maturing August 16, 2021.	10,823,000	Aug-11/4.765	82,471
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.765% versus the three month
USD-LIBOR-BBA maturing August 16, 2021.	10,823,000	Aug-11/4.765	1,076,023
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month
USD-LIBOR-BBA maturing August 8, 2021.	11,515,000	Aug-11/4.70	90,508
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month
USD-LIBOR-BBA maturing August 8, 2021.	11,515,000	Aug-11/4.70	1,095,077
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month
USD-LIBOR-BBA maturing July 27, 2021.	30,543,000	Jul-11/4.745	198,885
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month
USD-LIBOR-BBA maturing July 27, 2021.	30,543,000	Jul-11/4.745	3,028,279
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month
USD-LIBOR-BBA maturing July 26, 2021.	9,548,000	Jul-11/4.5475	76,384
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.52% versus the three month
USD-LIBOR-BBA maturing July 26, 2021.	19,096,000	Jul-11/4.52	171,864
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month
USD-LIBOR-BBA maturing July 26, 2021.	20,362,000	Jul-11/4.525	181,997
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month
USD-LIBOR-BBA maturing July 26, 2021.	20,362,000	Jul-11/4.46	200,396
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.5475% versus the three month
USD-LIBOR-BBA maturing July 26, 2021.	9,548,000	Jul-11/4.5475	811,485
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.52% versus the three month
USD-LIBOR-BBA maturing July 26, 2021.	19,096,000	Jul-11/4.52	1,584,777
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month
USD-LIBOR-BBA maturing July 26, 2021.	20,362,000	Jul-11/4.46	1,591,962
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.375% versus the three month
USD-LIBOR-BBA maturing August 10, 2045.	5,571,800	Aug-15/4.375	816,659
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 3.11% versus the three month
USD-LIBOR-BBA maturing February 9, 2021.	33,286,900	Feb-11/3.11	121,497
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.375% versus the three month
USD-LIBOR-BBA maturing August 10, 2045.	5,571,800	Aug-15/4.375	484,747
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month
USD-LIBOR-BBA maturing August 07, 2045.	5,571,800	Aug-15/4.46	513,887
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month
USD-LIBOR-BBA maturing August 07, 2045.	5,571,800	Aug-15/4.46	777,879
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 3.04% versus the three month
USD-LIBOR-BBA maturing February 9, 2021.	33,286,900	Feb-11/3.04	84,216
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 3.11% versus the three month
USD-LIBOR-BBA maturing February 9, 2021.	33,286,900	Feb-11/3.11	1,063,516
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 3.04% versus the three month
USD-LIBOR-BBA maturing February 9, 2021.	33,286,900	Feb-11/3.04	1,228,952
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.04% versus the three month
USD-LIBOR-BBA maturing September 11, 2025.	41,033,400	Sep-15/4.04	1,579,376
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.04% versus the three month
USD-LIBOR-BBA maturing September 11, 2025.	41,033,400	Sep-15/4.04	4,276,911

Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA
maturing February 13, 2025.		1,584,020	Feb-15/5.36	81,894
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA
maturing February 13, 2025.		1,584,020	Feb-15/5.36	137,540
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month
USD-LIBOR-BBA maturing February 12, 2025.		5,766,760	Feb-15/5.27	314,600
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month
USD-LIBOR-BBA maturing February 12, 2025.		5,766,760	Feb-15/5.27	477,315
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.82% versus the three month
USD-LIBOR-BBA maturing September 12, 2018.	1,469,000		Sep-13/4.82	79,748
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month
USD-LIBOR-BBA maturing May 14, 2022.	25,011,500		May-12/5.51	3,334,792
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.8675% versus the three month
USD-LIBOR-BBA maturing April 12, 2022.	6,409,500		Apr-12/4.8675	127,530
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.8675% versus the three month
USD-LIBOR-BBA maturing April 12, 2022.	6,409,500		Apr-12/4.8675	586,756
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 0.578% versus the six month
CHF-LIBOR-BBA maturing December 24, 2013.	CHF	15,780,000	Dec-11/0.578	15,362
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 0.602% versus the six month
CHF-LIBOR-BBA maturing December 22, 2013.	CHF	15,780,000	Dec-11/0.602	17,463
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.7375% versus the three month
USD-LIBOR-BBA maturing March 9, 2021.	$40,294,600		Mar-11/4.7375	18,133
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.665% versus the three month
USD-LIBOR-BBA maturing March 8, 2021.	40,294,600		Mar-11/4.665	20,147
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.82% versus the three month
USD-LIBOR-BBA maturing September 12, 2018.	1,469,000		Sep-13/4.82	34,360
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month
USD-LIBOR-BBA maturing May 14, 2022.	25,011,500		May-12/5.51	299,621

Total			$30,527,772

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/10 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$77,213,300		$(5,241)	12/6/12	0.79%	3 month USD-LIBOR-BBA	$(81,640)

GBP	2,370,000	(E)	--	12/7/30	6 month GBP-LIBOR-BBA	4.93%	67,861

GBP	1,500,000		--	12/8/20	3.685%	6 month GBP-LIBOR-BBA	(35,410)

GBP	2,370,000	(E)	--	12/8/30	6 month GBP-LIBOR-BBA	4.9675%	75,475

GBP	3,487,000		--	12/9/20	3.63%	6 month GBP-LIBOR-BBA	(56,002)

GBP	5,000,000	(E)	--	12/9/30	6 month GBP-LIBOR-BBA	4.85643%	111,508

AUD	3,200,000		--	12/21/20	6.0975%	6 month AUD-BBR-BBSW	(7,607)

AUD	7,460,000		--	9/17/15	6 month AUD-BBR-BBSW	5.38%	(129,049)

AUD	3,830,000		--	9/17/20	5.5725%	6 month AUD-BBR-BBSW	134,302

AUD	3,820,000		--	9/22/20	5.685%	6 month AUD-BBR-BBSW	104,371

AUD	7,440,000		--	9/22/15	6 month AUD-BBR-BBSW	5.56%	(76,468)

AUD	10,470,000		--	9/29/15	6 month AUD-BBR-BBSW	5.5275%	(125,959)

AUD	6,060,000		--	9/29/20	5.63%	6 month AUD-BBR-BBSW	192,997

GBP	14,200,000		--	6/15/12	6 month GBP-LIBOR-BBA	1.5225%	84,375

GBP	8,320,000		--	6/15/15	2.59%	6 month GBP-LIBOR-BBA	(75,299)

	$89,098,900		53,307	7/23/15	1.90%	3 month USD-LIBOR-BBA	(301,668)

Barclays Bank PLC
AUD	4,030,000	(E)	--	2/4/20	6 month AUD-BBR-BBSW	6.8%	57,931

AUD	4,300,000		--	10/1/15	6 month AUD-BBR-BBSW	5.43%	(68,977)

	$24,982,600	(E)	--	3/9/21	4.2375%	3 month USD-LIBOR-BBA	(1,657,845)

	9,657,100		(277,642)	11/10/20	3 month USD-LIBOR-BBA	3.74%	85,811

AUD	8,430,000		--	5/24/15	5.505%	6 month AUD-BBR-BBSW	97,809

AUD	2,940,000		--	7/27/15	5.435%	6 month AUD-BBR-BBSW	40,818

	$6,069,800		67,639	10/28/30	3 month USD-LIBOR-BBA	3.38%	(435,401)

	21,002,400		(15,595)	10/28/12	0.52%	3 month USD-LIBOR-BBA	48,689

	12,671,900		(12,157)	11/3/15	3 month USD-LIBOR-BBA	1.43%	(388,446)

	37,879,300		(108,925)	11/3/20	3 month USD-LIBOR-BBA	2.69%	(2,148,147)

GBP	4,860,000		--	8/24/20	2.9525%	6 month GBP-LIBOR-BBA	292,045

GBP	4,860,000		--	8/25/20	2.898%	6 month GBP-LIBOR-BBA	328,773

AUD	7,000,000		--	8/26/15	6 month AUD-BBR-BBSW	5.025%	(224,199)

	$4,050,000		--	8/27/40	3 month USD-LIBOR-BBA	3.21625%	(594,213)

EUR	10,343,000		--	11/5/20	2.708%	6 month EUR-EURIBOR-REUTERS	633,091

	$13,353,808		--	11/8/25	3.2175%	3 month USD-LIBOR-BBA	916,359

	33,836,680		--	11/8/15	3 month USD-LIBOR-BBA	1.315%	(1,211,437)

	581,096		--	11/8/25	3.215%	3 month USD-LIBOR-BBA	40,046

	996,544		--	11/8/15	3 month USD-LIBOR-BBA	1.30%	(36,398)

	81,051,200		--	11/9/20	2.68%	3 month USD-LIBOR-BBA	4,489,377

	25,481,100		--	11/9/40	3 month USD-LIBOR-BBA	3.7525%	(1,500,333)

	57,359,300		--	11/9/15	3 month USD-LIBOR-BBA	1.355%	(1,944,669)

	16,883,400		--	11/10/40	3 month USD-LIBOR-BBA	3.7575%	(980,916)

	51,975,900		--	11/10/20	2.71%	3 month USD-LIBOR-BBA	2,747,623

	37,501,400		--	11/10/15	3 month USD-LIBOR-BBA	1.40%	(1,194,016)

	51,174,600		--	11/12/20	2.7225%	3 month USD-LIBOR-BBA	2,660,623

	35,690,600		--	11/12/15	3 month USD-LIBOR-BBA	1.4125%	(1,121,903)

	15,898,900		--	11/12/40	3 month USD-LIBOR-BBA	3.745%	(962,032)

	5,000,000		--	11/23/20	3.045%	3 month USD-LIBOR-BBA	124,670

AUD	6,330,000		--	12/8/20	6 month AUD-BBR-BBSW	5.93%	(66,356)

	$11,147,300		--	12/10/40	4.1025%	3 month USD-LIBOR-BBA	2,247

AUD	6,330,000		--	12/22/15	5.895%	6 month AUD-BBR-BBSW	(12,520)

Citibank, N.A.
GBP	54,640,000		--	7/1/12	6 month GBP-LIBOR-BBA	1.43%	353,054

GBP	43,720,000		--	7/1/15	2.45%	6 month GBP-LIBOR-BBA	(397,783)

GBP	12,960,000		--	7/1/20	6 month GBP-LIBOR-BBA	3.3675%	49,645

	$133,116,500		25,501	7/9/20	3 month USD-LIBOR-BBA	3.01%	(1,498,586)

	14,542,300		--	8/9/20	3 month USD-LIBOR-BBA	2.89875%	(362,780)

	8,022,000		--	9/1/20	3 month USD-LIBOR-BBA	2.557%	(463,443)

	25,580,300		--	9/24/20	2.5875%	3 month USD-LIBOR-BBA	1,474,843

	136,115,000		(88,969)	10/14/20	3 month USD-LIBOR-BBA	2.49%	(9,509,283)

	32,871,000		--	11/8/15	3 month USD-LIBOR-BBA	1.305%	(1,192,796)

	49,062,600		--	11/8/20	2.635%	3 month USD-LIBOR-BBA	2,908,389

	57,359,300		--	11/9/15	3 month USD-LIBOR-BBA	1.345%	(1,972,456)

	79,209,100		--	11/9/20	2.67%	3 month USD-LIBOR-BBA	4,456,608

	25,481,100		--	11/9/40	3 month USD-LIBOR-BBA	3.747%	(1,525,252)

SEK	25,100,000		--	11/23/20	3.25%	3 month SEK-STIBOR-SIDE	111,617

SEK	30,900,000		--	12/7/20	3.51%	3 month SEK-STIBOR-SIDE	43,018

	$96,669,800		(26,599)	12/10/12	0.81%	3 month USD-LIBOR-BBA	(145,674)

	9,300,000		--	12/14/20	3.3975%	3 month USD-LIBOR-BBA	(32,211)

Credit Suisse International
	11,390,200		--	12/8/20	3 month USD-LIBOR-BBA	3.08125%	(268,282)

CHF	5,690,000		--	12/14/20	2.1075%	6 month CHF-LIBOR-BBA	6,641

	$13,200,000		--	12/17/40	4.334%	3 month USD-LIBOR-BBA	(527,204)

CHF	7,220,000		--	7/28/15	1.27%	6 month CHF-LIBOR-BBA	(29,150)

MXN	33,670,000		--	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	(81,289)

	$1,700,000		--	9/27/20	3 month USD-LIBOR-BBA	2.53875%	(105,955)

	16,717,800		--	10/5/20	3 month USD-LIBOR-BBA	2.61125%	(961,649)

	25,102,500		--	10/6/40	3.3475%	3 month USD-LIBOR-BBA	3,204,297

	40,459,900		10,974	11/3/12	3 month USD-LIBOR-BBA	0.50%	(142,368)

	32,871,000		--	11/8/15	3 month USD-LIBOR-BBA	1.31125%	(1,182,633)

	49,062,600		--	11/8/20	2.63375%	3 month USD-LIBOR-BBA	2,913,876

	9,229,900		--	11/17/40	3.95%	3 month USD-LIBOR-BBA	227,865

	9,100,000		--	12/1/20	3 month USD-LIBOR-BBA	2.9725%	(293,546)

CHF	27,430,000		--	5/20/12	0.62833%	6 month CHF-LIBOR-BBA	(224,948)

CHF	27,430,000		--	5/25/12	0.5825%	6 month CHF-LIBOR-BBA	(196,610)

GBP	13,500,000		--	7/9/15	2.425%	6 month GBP-LIBOR-BBA	(84,952)

GBP	7,460,000		--	7/9/20	6 month GBP-LIBOR-BBA	3.3725%	25,325

Deutsche Bank AG
	$127,189,000		(157,194)	2/3/14	2.25%	3 month USD-LIBOR-BBA	(4,902,040)

	13,241,400		(31,659)	3/10/18	3.41%	3 month USD-LIBOR-BBA	(648,569)

	165,330,400		(117,153)	3/16/14	2.25%	3 month USD-LIBOR-BBA	(5,795,977)

	26,539,200		--	11/5/20	3 month USD-LIBOR-BBA	2.6675%	(1,487,079)

	49,956,400		--	11/5/15	1.3855%	3 month USD-LIBOR-BBA	1,600,479

	18,602,156		--	11/8/15	3 month USD-LIBOR-BBA	1.313%	(667,732)

	7,326,364		--	11/8/25	3.224%	3 month USD-LIBOR-BBA	497,035

	95,100,300		(59,837)	7/27/12	0.78%	3 month USD-LIBOR-BBA	(585,538)

	137,351,800		321,760	7/27/20	3 month USD-LIBOR-BBA	2.94%	(2,392,606)

MXN	33,670,000		--	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	(59,301)

	$128,755,000		(343,290)	1/8/15	2.84%	3 month USD-LIBOR-BBA	(7,499,981)

	164,977,800		29,087	12/31/14	1.91%	3 month USD-LIBOR-BBA	(1,090,229)

	6,204,200		1,411	12/31/20	3 month USD-LIBOR-BBA	3.55%	96,088

	11,700,000		--	12/31/40	3 month USD-LIBOR-BBA	4.1342%	46,524

	17,527,000		--	12/3/15	1.905%	3 month USD-LIBOR-BBA	173,741

EUR	23,640,000		--	12/23/20	3.325%	6 month EUR-EURIBOR-REUTERS	(56,556)

	$106,000,000		--	3/4/14	2.54%	3 month USD-LIBOR-BBA	(4,772,563)

Goldman Sachs International
AUD	1,922,500	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.6925%	20,510

AUD	5,750,000	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.7%	62,816

SEK	15,800,000		--	12/10/20	3.5775%	3 month SEK-STIBOR-SIDE	9,523

CHF	23,870,000		--	12/15/12	0.538%	6 month CHF-LIBOR-BBA	(13,580)

	$3,854,000		--	7/20/20	3 month USD-LIBOR-BBA	2.96375%	(64,946)

	2,760,600		--	7/20/40	3.7275%	3 month USD-LIBOR-BBA	142,325

	23,042,800		--	7/23/40	3.7125%	3 month USD-LIBOR-BBA	1,256,549

	45,200,100		(5,032)	10/1/12	0.59%	3 month USD-LIBOR-BBA	31,404

GBP	4,690,000		--	10/5/20	3.0575%	6 month GBP-LIBOR-BBA	242,540

	$44,356,600		--	8/12/15	3 month USD-LIBOR-BBA	1.665%	(415,974)

	10,958,700		--	8/12/40	3.68%	3 month USD-LIBOR-BBA	683,251

AUD	7,450,000		--	9/20/15	6 month AUD-BBR-BBSW	5.39%	(126,678)

AUD	3,820,000		--	9/20/20	5.5775%	6 month AUD-BBR-BBSW	132,935

AUD	3,660,000	(E)	--	2/5/20	6 month AUD-BBR-BBSW	6.71%	41,333

JPMorgan Chase Bank, N.A.
JPY	2,402,400,000		--	2/19/15	6 month JPY-LIBOR-BBA	0.705%	280,681

JPY	511,900,000		--	2/19/20	6 month JPY-LIBOR-BBA	1.3975%	208,166

AUD	8,430,000		--	3/1/15	5.6%	6 month AUD-BBR-BBSW	26,348

AUD	6,322,500		--	3/2/15	5.6515%	6 month AUD-BBR-BBSW	8,810

JPY	980,000,000		--	12/7/20	1.25%	6 month JPY-LIBOR-BBA	(114,030)

GBP	18,380,000		--	12/6/12	6 month GBP-LIBOR-BBA	1.373%	(72,295)

	$27,274,900		--	12/10/15	3 month USD-LIBOR-BBA	2.06625%	(78,534)

	1,126,100		--	12/20/40	4.355%	3 month USD-LIBOR-BBA	(48,771)

	1,407,200		--	12/21/40	4.235%	3 month USD-LIBOR-BBA	(30,992)

	24,982,600	(E)	--	3/8/21	4.165%	3 month USD-LIBOR-BBA	(1,503,703)

	25,699,300		(601,364)	9/20/20	3 month USD-LIBOR-BBA	3.995%	1,120,925

	17,132,800		(399,194)	9/20/20	3 month USD-LIBOR-BBA	3.965%	703,692

	3,157,400		144,293	10/14/20	4.02%	3 month USD-LIBOR-BBA	(62,687)

	5,530,000		--	12/22/20	3.4125%	3 month USD-LIBOR-BBA	(21,174)

	3,800,000		--	12/23/40	3 month USD-LIBOR-BBA	4.141%	19,815

GBP	18,380,000		--	12/23/12	1.582%	6 month GBP-LIBOR-BBA	(27,513)

GBP	4,227,400		--	12/23/20	6 month GBP-LIBOR-BBA	3.6245%	55,963

	$6,000,000		--	12/31/20	3 month USD-LIBOR-BBA	3.3925%	8,795

	2,760,600		--	7/20/40	3.7225%	3 month USD-LIBOR-BBA	144,816

	5,491,000		--	7/22/40	3.75%	3 month USD-LIBOR-BBA	262,011

MXN	4,810,000		--	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	(8,482)

AUD	6,090,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	3,537

JPY	1,307,380,000		--	5/25/15	0.674375%	6 month JPY-LIBOR-BBA	(115,925)

EUR	20,420,000		--	5/31/15	6 month EUR-EURIBOR-REUTERS	2.0975%	50,095

AUD	6,322,500		--	6/11/15	5.545%	6 month AUD-BBR-BBSW	63,266

	$28,038,400		--	8/12/15	1.7325%	3 month USD-LIBOR-BBA	171,520

MXN	24,320,000		--	8/19/20	1 month MXN-TIIE-BANXICO	6.615%	(98,160)

AUD	6,570,000		--	9/3/15	5.075%	6 month AUD-BBR-BBSW	196,304

	$26,704,500		--	9/7/14	3 month USD-LIBOR-BBA	1.3375%	(141,141)

	26,293,800		--	10/25/40	3 month USD-LIBOR-BBA	3.5275%	(2,560,957)

	15,400,000		--	10/28/20	3 month USD-LIBOR-BBA	2.72175%	(775,817)

	37,533,500		--	11/5/15	3 month USD-LIBOR-BBA	1.42%	(1,140,037)

	12,624,589		--	11/8/25	3.2225%	3 month USD-LIBOR-BBA	858,778

	32,026,864		--	11/8/15	3 month USD-LIBOR-BBA	1.31%	(1,154,563)

	534,700		--	11/12/40	3 month USD-LIBOR-BBA	3.775%	(29,509)

	1,357,400		--	11/12/15	3 month USD-LIBOR-BBA	1.435%	(41,202)

	4,363,000		--	11/12/40	3.90%	3 month USD-LIBOR-BBA	144,103

JPY	1,303,760,000		--	9/16/15	6 month JPY-LIBOR-BBA	0.59125%	40,563

AUD	9,240,000		--	9/16/15	6 month AUD-BBR-BBSW	5.375%	(162,130)

AUD	4,560,000		--	9/16/20	5.549%	6 month AUD-BBR-BBSW	168,347

CAD	3,470,000		--	9/21/20	3.105%	3 month CAD-BA-CDOR	53,826

	$46,218,100		--	10/5/12	0.62125%	3 month USD-LIBOR-BBA	14,158

	115,071,500		149,229	10/14/20	3 month USD-LIBOR-BBA	2.49%	(7,814,696)

JPY	358,600,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	47,177

JPY	482,100,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(77,084)

PLN	9,400,000		--	1/26/11	6 month PLN-WIBOR-WIBO	4.177%	66,520

EUR	2,450,000		--	2/4/20	3.405%	6 month EUR-EURIBOR-REUTERS	(141,671)

MXN	37,740,000		--	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	(130,003)

GBP	12,790,000		--	11/17/12	6 month GBP-LIBOR-BBA	1.44107%	6,103

	$15,000,000		--	11/22/20	3.066%	3 month USD-LIBOR-BBA	345,217

	36,437,300		--	11/23/15	1.777%	3 month USD-LIBOR-BBA	546,645

	10,677,500		--	11/23/40	3 month USD-LIBOR-BBA	3.9525%	(265,400)

	59,288,600		--	12/3/12	0.8025%	3 month USD-LIBOR-BBA	(79,431)

	20,778,700		--	12/6/12	0.805%	3 month USD-LIBOR-BBA	(26,594)

	97,502,700		366,393	7/16/40	3.88%	3 month USD-LIBOR-BBA	2,681,972

	79,954,500		(679,613)	10/20/15	3 month USD-LIBOR-BBA	2.07%	(474,422)

	6,573,200		(232,691)	10/20/40	3 month USD-LIBOR-BBA	3.7575%	(601,155)

	48,342,900		--	7/20/12	0.84%	3 month USD-LIBOR-BBA	(333,108)

	3,854,000		--	7/20/20	3 month USD-LIBOR-BBA	2.966%	(64,175)

UBS, AG
	18,493,600		--	12/9/40	4.1075%	3 month USD-LIBOR-BBA	(14,556)

Total							$(42,977,841)

(E) See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/10 (Unaudited)

			Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /			premium	Termination	received (paid) by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$5,637,975		$--	1/12/38	(6.50%) 1 month	Synthetic TRS	$(36,810)
					USD-LIBOR	Index 6.50% 30
						year Fannie Mae
						pools

	2,467,061		--	1/12/38	6.50% (1 month	Synthetic TRS	(16,107)
					USD-LIBOR)	Index 6.50% 30
						year Fannie Mae
						pools

	2,020,475		--	1/12/39	5.50% (1 month	Synthetic TRS	10,234
					USD-LIBOR)	Index 5.50% 30
						year Fannie Mae
						pools

	4,507,680		--	1/12/39	5.50% (1 month	Synthetic TRS	22,832
					USD-LIBOR)	Index 5.50% 30
						year Fannie Mae
						pools

	4,320,755		--	1/12/38	(6.50%) 1 month	Synthetic TRS	(28,210)
					USD-LIBOR	Index 6.50% 30
						year Fannie Mae
						pools

Citibank, N.A.
GBP	7,270,000	(F)	--	5/18/13	(3.38%)	GBP Non-revised	40,653
						UK Retail Price
						Index

Goldman Sachs International
	$3,635,000		--	7/28/11	(0.685%)	USA Non Revised	22,645
						Consumer Price
						Index- Urban
						(CPI-U)

	3,635,000		--	7/29/11	(0.76%)	USA Non Revised	19,913
						Consumer Price
						Index- Urban
						(CPI-U)

	3,635,000		--	7/30/11	(0.73%)	USA Non Revised	20,994
						Consumer Price
						Index- Urban
						(CPI-U)

	2,296,680		--	1/12/40	(5.00%) 1 month	Synthetic TRS	(609)
					USD-LIBOR	Index 5.00% 30
						year Fannie Mae
						pools

	2,244,243		--	1/12/39	5.50% (1 month	Synthetic TRS	11,367
					USD-LIBOR)	Index 5.50% 30
						year Fannie Mae
						pools

	11,682,387		--	1/12/39	5.50% (1 month	Synthetic TRS	59,173
					USD-LIBOR)	Index 5.50% 30
						year Fannie Mae
						pools

JPMorgan Chase Bank, N.A.
EUR	4,300,000		--	8/10/12	(1.435%)	Eurostat	45,063
						Eurozone HICP
						excluding tobacco

Total							$171,138

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities' valuation inputs.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/10 (Unaudited)

		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Citibank, N.A.
Lighthouse
International Co., SA,
8%, 4/30/14	Caa2	$--	EUR	495,000	3/20/13	815 bp	$(221,309)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%, 7/30/17	--	(18,605)		2,090,000	12/20/19	(100 bp)	304,281
Ukraine (Government
of), 7.65%, 6/11/13	B2	--		$1,105,000	10/20/11	194 bp	(10,144)

Deutsche Bank AG
Federal Republic of
Brazil, 12 1/4%, 3/6/30	Baa3	--		775,000	10/20/17	105 bp	(6,968)

General Electric
Capital Corp., 6%,
6/15/12	Aa2	--		300,000	9/20/13	109 bp	745

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	425,000	9/20/13	715 bp	65,570

United Mexican States,
7.5%, 4/8/33	Baa1	--		$1,495,000	3/20/14	56 bp	(14,080)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B+	--	EUR	400,000	9/20/13	477 bp	38,329

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B+	--	EUR	400,000	9/20/13	535 bp	46,572

Goldman Sachs International
Lighthouse
International Co, SA,
8%, 4/30/14	Caa2	--	EUR	420,000	3/20/13	680 bp	(199,853)

JPMorgan Chase Bank, N.A.
DJ CDX NA EM Series 10
Index	Ba1	28,017		$485,000	12/20/13	335 bp	46,877

DJ CDX NA HY Series 15
Version 1 Index	B+	8,069		2,582,000	12/20/15	500 bp	89,703

Republic of Argentina,
8.28%, 12/31/33	B3	--		705,000	6/20/14	235 bp	(68,926)

Morgan Stanley Capital Services, Inc.
Dominican Republic,
8 5/8%, 4/20/27	--	--		1,190,000	11/20/11	(170 bp)	6,649

Freeport-McMoRan Copper
& Gold, Inc., T/L Bank
Loan	Baa1	--		1,191,200	3/20/12	44 bp	(28)

Republic of Venezuela,
9 1/4%, 9/15/27	B2	--		510,000	10/20/12	339 bp	(43,919)

Total							$33,499

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2010.

Key to holding's currency abbreviations

ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
INR	Indian Rupee
RUB	Russian Ruble
TRY	Turkish Lira

Key to holding's abbreviations

EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
OJSC	Open Joint Stock Company
PO	Principal Only

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2010 through December 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $384,313,785.

(b) The aggregate identified cost on a tax basis is $445,157,462, resulting in gross unrealized appreciation and depreciation of $25,747,517 and $18,332,105, respectively, or net unrealized appreciation of $7,415,412.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(FWC) Forward commitments, in part or in entirety.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $4,211 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $90,556,373 and $70,213,956, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.

(R) Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $334,382,010 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	84.9%
Russia	3.5
Argentina	2.3
Venezuela	1.3
Indonesia	0.9
Egypt	0.8
Turkey	0.6
United Kingdom	0.5
Brazil	0.5
Ukraine	0.5
Luxembourg	0.5
Canada	0.5
Netherlands	0.5
Philippines	0.5
Other	2.2

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures contracts: The fund uses futures contracts to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Outstanding contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the period.

Options contracts: The fund uses options contracts to hedge duration, convesity and prepayment risk and to gain exposure to interest rates and volatility.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

The fund had an average contract amount of approximately $312,400,000 on purchased options contracts for the reporting period.

Outstanding contracts on written options contracts at the close of the reporting period are indicative of the volume of activity during the period.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.

Outstanding notional on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the period.

Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.

Outstanding notional on interest rate swap contracts at the close of the reporting period are indicative of the volume of activity during the period.

Credit default contracts: The fund enters into credit default contracts to hedge credit and market risk and to gain exposure on individual names and /or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

Outstanding notional on credit default swap contracts at the close of the reporting period are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $5,657,468 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $66,908,657 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $64,895,675.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Consumer cyclicals	$88,488	$--	$1,515

Energy	--	--	3,091

Total common stocks	88,488	--	4,606

Asset-backed securities	--	57,167,205	1,413,787

Convertible bonds and notes	--	801,752	--

Convertible preferred stocks	--	208,915	--

Corporate bonds and notes	--	105,556,566	16,882

Foreign government bonds and notes	--	29,779,824	--

Mortgage-backed securities	--	127,067,326	1,168,438

Preferred stocks	--	215,481	--

Purchased options outstanding	--	9,563,340	--

Senior loans	--	14,108,437	--

U.S. Government and Agency Mortgage Obligations	--	1,307,552	--

Warrants	--	125	25,768

Short-term investments	24,342,327	79,736,055	--

Totals by level	$24,430,815	$425,512,578	$2,629,481

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$(344,870)	$--

Futures contracts	(2,285,391)	--	--

Written options	--	(30,527,772)	--

Interest rate swap contracts	--	(40,985,280)	--

Total return swap contracts	--	171,138	--

Credit default contracts	--	16,018	--

Totals by level	$(2,285,391)	$(71,670,766)	$--

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$581,245	$565,227

Foreign exchange contracts	2,841,264	3,186,134

Equity contracts	25,893	--

Interest rate contracts	53,574,951	117,638,916

Total	$57,023,353	$121,390,277

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Master Intermediate Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: February 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2011